As filed with the Securities and Exchange Commission on August 3, 2007

                                                        Registration No. 333-
===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         |_|  PRE-EFFECTIVE AMENDMENT NO. __

                         |_|  POST-EFFECTIVE AMENDMENT NO. __

                                DAILY INCOME FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                   600 FIFTH AVENUE, NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)
                                 (212) 830-5200
                                 --------------
                         (Registrant's Telephone Number)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)


                                 with copies to:

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022
                            Phone No.: (212) 318-6800
                             Fax No.: (212) 319-4090

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing shall become effective on September 4, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

         No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940.

                          SHORT TERM INCOME FUND, INC.
                 c/o Reich & Tang Asset Management, LLC ("RTAM")
                           600 Fifth Avenue, 8th Floor
                          New York, New York 10020-2302


September 14, 2007

Dear Shareholder:

         The Directors of the Short Term Income Fund, Inc. ("STIF") have determined that it is in the best interests of shareholders to reorganize the Money Market Portfolio and U.S. Government Portfolio of STIF into the Money Market Portfolio and U.S. Treasury Portfolio of the Daily Income Fund ("DIF"), respectively. The Shareholders of STIF are being asked to approve this proposed reorganization (the "Reorganization") at a special meeting of shareholders to be held on November 5, 2007, at 9:00 a.m. (Eastern Time). The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. and the Cortland Trust, Inc. will each be asked to approve a proposed reorganization of those funds into DIF.

         Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballots, for this meeting. The materials provide you with detailed information about the proposed Reorganization, including why we at RTAM, and the Board of Directors of STIF, believe that it is in the best interests of shareholders. The Board of Directors of STIF and I urge you to vote in favor of this proposed Reorganization.

         If the Reorganization is approved by shareholders at the special meeting, at the closing of the transaction you will receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of your shares in STIF. Below we have prepared a table outlining which DIF shares you will receive in exchange for your shares in STIF should the Reorganization be approved:

         STIF                                                    DIF
         ----                                                    ---

         Money Market Portfolio                        Money Market Portfolio

         Class A shareholders -------------------------Short Term Income Shares
                                                       Class Shares
         Class B shareholders -------------------------Investor Class shares

         First Southwest Prime
         Income Fund ("FSW")
         Class shareholders ---------------------------Retail Class shares

         U.S. Government Portfolio                     U.S. Treasury Portfolio

         Class A shareholders -------------------------Short Term Income Shares
                                                       Class shares

         Class B shareholders--------------------------Investor Class shares

         We believe that this combination will provide substantial benefits to shareholders of STIF. The proposed reorganization will enable shareholders to invest in a larger fund with similar investment strategies. Combining the two funds' assets will result in the creation of a single fund with a larger asset base than the assets of STIF alone. This greater asset size would allow shareholders to take advantage of the possible benefits of future economies of scale and spreading fixed costs across a larger asset base. Further, the Reorganization would be tax-free and would not dilute your investment.

         We urge you to vote as soon as possible. Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by mail, by phone, by Internet or in person. A self-addressed, postage-paid envelope has been enclosed for your convenience.

         Every vote counts. Please cast yours as early as possible, so that RTAM can avoid incurring additional costs in re-soliciting your vote. If you have questions or would like to discuss alternatives, you may contact us at (800) 433-1918. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

         Thank you for your continued investment in STIF and for your support in this matter.

                                                 Sincerely,

                                                 /s/ Steven W. Duff
                                                 ------------------------------
                                                 Steven W. Duff
                                                 President

                          SHORT TERM INCOME FUND, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio


                          NOTICE OF SPECIAL MEETING OF
                         SHAREHOLDERS - November 5, 2007


600 Fifth Avenue
New York, New York 10020
(212) 830-5200

         A Special Meeting of shareholders of the Money Market Portfolio and U.S. Government Portfolio series of the Short Term Income Fund, Inc. ("STIF") will be held at 9:00 a.m. on November 5, 2007, at the offices of STIF at 600 Fifth Avenue, New York, New York 10020, for the following purposes, all of which are more fully described in the accompanying Combined Proxy Statement/Prospectus dated September 14, 2007:

         1. To approve the Agreements and Plans of Reorganization and Liquidation between the Money Market Portfolio ("MM STIF") and U.S. Government Portfolio ("GOV STIF") of STIF and the Money Market Portfolio ("MM DIF") and U.S. Treasury Portfolio ("UST DIF") of the Daily Income Fund, which contemplates the transfer to MM DIF and UST DIF of substantially all the assets and liabilities of MM STIF and GOV STIF, respectively, in exchange for shares of MM DIF and UST DIF and the distribution of such shares to the shareholders of MM STIF and GOV STIF, respectfully, the liquidation and dissolution of MM STIF and GOV STIF, and the termination of STIF's registration under the Investment Company Act of 1940, as amended; and

         2. To transact such other business as may properly come before the meeting.

         Only shareholders of record at the close of business on August 24, 2007, are entitled to notice of, and to vote at, the meeting or any postponements or adjournments thereof.

                                    By Order of the Board of Directors

                                    ANTHONY PACE,
                                    Assistant Secretary
         New York, New York
         September 14, 2007

Your vote is important no matter how many shares you owned on the record date. Although you are invited to attend the Special Meeting and vote your shares in person, if you are unable to attend, you may vote your shares by mail or electronically by either a touch-tone telephone or the Internet.

In order to vote by mail, please indicate your voting instructions on the enclosed proxy, date and sign it, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. If you later decide to attend the Special Meeting, you may revoke your proxy and vote your shares in person.

In order to vote electronically, please see your proxy card for more information and the instructions. However, if you want to change your vote, you may do so using the proxy card, touch-tone telephone or Internet.

In order to avoid the additional expense to RTAM of further solicitation, we ask for your cooperation in mailing your proxy promptly.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                    RELATING TO THE ACQUISITION OF ASSETS OF

                          SHORT TERM INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

                        BY AND IN EXCHANGE FOR SHARES OF

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

         This Combined Proxy Statement/Prospectus relates to the proposed transfer to the Daily Income Fund ("DIF") (formerly known as the "Institutional Daily Income Fund") of substantially all of the assets and liabilities of the Short Term Income Fund, Inc. ("STIF") in exchange for shares of DIF, to be distributed to the shareholders of STIF in liquidation and dissolution of STIF (the "Reorganization"). As a result of the Reorganization, each shareholder of STIF would receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of such shareholder's shares of DIF (STIF and DIF, or a portfolio thereof, are referred to as a "Fund" or collectively, as the "Funds").

         STIF consists of two separate portfolios: the Money Market Portfolio ("MM STIF") and the U.S. Government Portfolio ("GOV STIF"). Pursuant to the proposal, the Money Market Portfolio of DIF ("MM DIF") will acquire the assets of MM STIF, in exchange for shares of beneficial interest of MM DIF and the assumption by MM DIF of all of the liabilities of MM STIF. Similarly, the U.S. Treasury Portfolio of DIF ("UST DIF") will acquire the assets of GOV STIF, in exchange for shares of beneficial interest of UST DIF and the assumption by UST DIF of all of the liabilities of GOV STIF.

         The proposed Reorganization provides that the shareholders of STIF will receive shares in the following classes of DIF:

         STIF                                                    DIF
         ----                                                    ---

         Money Market Portfolio                        Money Market Portfolio

         Class A shareholders -------------------------Short Term Income Shares
                                                       Class Shares
         Class B shareholders -------------------------Investor Class shares

         First Southwest Prime
         Income Fund ("FSW")
         Class shareholders ---------------------------Retail Class shares

         U.S. Government Portfolio                     U.S. Treasury Portfolio

         Class A shareholders -------------------------Short Term Income Shares
                                                       Class shares

         Class B shareholders--------------------------Investor Class shares

         The Board of Directors of STIF and the Board of Trustees of DIF both believe that the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. If the proposed Reorganization is approved, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases only slightly lower or in other cases only slightly higher, than the effective current expense ratio of your shares in STIF, as described in more detail below.

         For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. The investment objectives of MM DIF and UST DIF and MM STIF and GOV STIF are identical. Each portfolio seeks as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Reich & Tang Asset Management, LLC ("RTAM"), serves as the investment manager for each Fund.

         This Combined Proxy Statement/Prospectus sets forth concisely information about DIF that shareholders of STIF should know before investing and should be read and retained by investors for future reference. Copies of the prospectuses for DIF dated July 30, 2007 and annual report for DIF for the fiscal year ended March 31, 2007, are enclosed herewith and are incorporated by reference herein.

         A Statement of Additional Information dated September 14, 2007, relating to this Combined Proxy Statement/Prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein. A Statement of Additional Information for DIF dated July 30, 2007, containing additional and more detailed information about DIF, has been filed with the SEC and is incorporated by reference herein. In addition, a prospectus for STIF dated December 29, 2006, and a Statement of Additional Information for STIF dated December 29, 2006, have been filed with the SEC and are incorporated by reference herein.

         Copies of these documents are available without charge and can be obtained by writing to RTAM at 600 Fifth Avenue, New York, New York 10020, or by calling toll free (800) 433-1918. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

         AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         This Combined Proxy Statement/Prospectus is dated September 14, 2007.

                                TABLE OF CONTENTS
                                -----------------

                                                                           Page
                                                                           ----

INTRODUCTION...................................................................1
         Synopsis..............................................................1

         Comparison of Fees and Expenses.......................................5

INFORMATION ABOUT THE REORGANIZATION...........................................9
         Material Features of the Plans........................................9

         Reasons for the Reorganization.......................................10

         Federal Income Tax Consequences......................................11

         Description of Shares to be Issued...................................13

         Capitalization Tables (Unaudited)....................................14

         Rights of Securities Holders.........................................15

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................17
VOTING MATTERS................................................................23
         Generally............................................................23

         Appraisal Rights.....................................................25

FINANCIAL Highlights..........................................................25
FINANCIAL STATEMENTS..........................................................25
OTHER MATTERS.................................................................25

                                  INTRODUCTION

Synopsis

         This synopsis provides a concise summary of the information contained in this Combined Proxy Statement/Prospectus, and presents key considerations for shareholders of MM STIF and GOV STIF to assist them in determining whether to approve the Agreements and Plans of Reorganization and Liquidation of MM STIF and GOV STIF (the "Plans"), and thereby approve the Reorganization.

The Reorganization.

         The Reorganization involves the transfer of substantially all of the assets and liabilities of MM STIF and GOV STIF in exchange for shares of MM DIF and UST DIF, respectively. Pursuant to the Reorganization, the transfer of assets by MM STIF and GOV STIF would occur at their current market value as determined in accordance with their valuation procedures and shares of MM DIF and UST DIF to be issued to MM STIF and GOV STIF would be valued at their current net asset value determined in accordance with DIF's valuation procedures. Following this distribution, shares of MM DIF and UST DIF would be distributed to shareholders of MM STIF and GOV STIF, respectively, in liquidation of MM STIF and GOV STIF, and both MM STIF and GOV STIF subsequently would be dissolved. In connection therewith, STIF would deregister under the Investment Company Act of 1940, as amended (the "Act"), by filing the appropriate application with the SEC. See "Information About the Reorganization--Material Features of the Plans."

         As a result of the proposed Reorganization, each shareholder of STIF would receive that number of full and fractional shares of DIF equal in aggregate value at the time of the exchange to the aggregate value of such shareholder's shares of STIF. The Reorganization is expected to constitute a tax-free exchange of shares for STIF shareholders and is not expected to have any tax impact to the shareholders of DIF.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Cortland Trust, Inc. ("Cortland"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF around the same time as the proposed Reorganization of STIF. The proposed Reorganization is, however, in no way contingent on the approval by shareholders of DTIF or Cortland of the proposed reorganization of those funds into DIF. Therefore, if approved by the shareholders of STIF, the proposed Reorganization will occur regardless of the approval of the reorganization of DTIF or Cortland into DIF.

         The implementation of the Reorganization is subject to a number of conditions set forth in the Plans. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

Comparison of Investment Objectives and Policies of the Funds.

         STIF and DIF are both organized as open-end management investment companies. Both Funds are diversified funds, which means that they are limited as to amounts they may own of issuers with respect to 75% of their assets. The investment objective of MM STIF and MM DIF are identical. Each portfolio seeks as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment strategies used by MM STIF and MM DIF are also substantially similar. Both MM STIF and MM DIF are money market funds which invest in high quality, short-term debt instruments. MM STIF and MM DIF both seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, value their investment portfolios at amortized cost and seek to maintain a net asset value of $1.00 per share. MM STIF and MM DIF only invest in securities which are denominated in United States dollars and are both subject to the requirements of Rule 2a-7 under the Act, including requirements applicable to the maturity and credit quality of the securities in which MM STIF and MM DIF may invest. MM STIF and MM DIF will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.

         The investment objectives of GOV STIF and the UST DIF are also identical. Each portfolio seeks as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment strategies used by GOV STIF and UST DIF are also substantially similar, with one exception, UST DIF will under normal circumstances invest all of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. Both GOV STIF and UST DIF are money market funds which invest in high quality, short-term debt instruments. GOV STIF and UST DIF both seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, value its investment portfolios at amortized cost and seek to maintain a net asset value of $1.00 per share. GOV STIF and UST DIF only invest in securities which are denominated in United States dollars and are both subject to the requirements of Rule 2a-7 under the Act, including requirements applicable to the maturity and credit quality of the securities in which GOV STIF and UST DIF may invest. GOV STIF and UST DIF will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. The investment policies and strategies of the all of the Funds are described in greater detail in "Additional Information About the Funds."

Comparison of Investment Management, Administration and Distribution and Service Plan Arrangements and Fees.

         RTAM serves as the investment manager for the Funds. RTAM also serves as administrator for the Funds. As discussed in greater detail under "Comparison of Fees and Expenses," if the Reorganization is approved, in some cases, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases only slightly lower or in other cases only slightly higher, than the effective current expense ratio of your shares in STIF.

         MM STIF Reorganization - Expense Impact
         ---------------------------------------

         For existing Class A shareholders of MM STIF, if the Reorganization is approved, in exchange for your Class A shares you will receive Short Term Income Shares Class shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements(1), the expense ratio of Short Term Income Shares Class shares of MM DIF immediately after the Reorganization will be equal to the current expense ratio of Class A shares of MM STIF. Absent such contractual waivers and reimbursements, the expense ratio of Short Term Income Shares Class shares of MM DIF is expected to be 2 basis points (.02%) higher than the current expense ratio of Class A shares of MM STIF.

         For existing Class B shareholders of MM STIF, if the Reorganization is approved, in exchange for your Class B shares you will receive Investor Class shares of MM DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that after contractual waivers and reimbursements, the expense ratio of the Investor Class shares of MM DIF immediately after the Reorganization will be 2 basis points (.02%) lower than the current expense ratio of Class B shares of STIF. Absent such contractual waivers and reimbursements, the expense ratio of the Investor Class

____________________________
(1) All contractual waivers for MM DIF and UST DIF and Class B of GOV STIF discussed in this section would be in place at least through July 31, 2008 and may be renewed for additional annual terms.

shares of MM DIF is expected to be 4 basis points (.04%) higher for the Investor Class shares of MM DIF than the current expense ratio of the Class B shares of MM STIF.

         For existing FSW shareholders of MM STIF, if the Reorganization is approved, in exchange for your FSW shares you will receive Retail Class Shares of MM DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Retail class of MM DIF immediately after the Reorganization will be 11 basis points (.11%) lower than the current expense ratio of the FSW Class of MM STIF.(2) Absent such contractual waivers and reimbursements, the expense ratio of the Retail class of MM DIF is expected to be 5 basis points (.05%) higher than the current expense ratio of the FSW Class shares of MM STIF.

         GOV STIF- Expense Impact
         ------------------------

         For existing Class A shareholders of GOV STIF, if the Reorganization is approved, in exchange for your Class A shares you will receive Short Term Income Shares Class shares of UST DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Short Term Income Shares Class shares of UST DIF immediately after the Reorganization will be 2 basis points (.02%) higher than the current expense ratio of Class A shares of GOV STIF. Absent such contractual waivers and reimbursements, the expense ratio of the Short Term Income Shares Class shares of UST DIF is expected to be 8 basis points (.08%) higher than the current expense ratio of the Class A shares of GOV STIF.

         For existing Class B shareholders of GOV STIF, if the Reorganization is approved, in exchange for your Class B shares you will receive Investor Class shares of UST DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Investor Class shares of UST DIF immediately after the Reorganization will remain the same as the current expense ratio of Class B shares of GOV STIF. Absent such contractual waivers and reimbursements, the expense ratio of the Investor Class shares of UST DIF is expected to be 8 basis points (.08%) higher than the current expense ratio of the Class B shares of GOV STIF.

Investment Management and Administration Arrangements.
-----------------------------------------------------

         Pursuant to the Investment Management Contracts between the Funds and RTAM, RTAM manages each Fund's portfolio of securities and makes all decisions with respect to the purchase and sale of investments, subject to the general supervision of the Boards of the Funds. The Investment Management Contracts for both Funds do not materially differ.

         RTAM receives higher management fees from STIF than from DIF. Pursuant to its Investment Management Contract with DIF, RTAM receives an annual management fee of .12% of each of MM DIF's and UST DIF's average daily net assets. In contrast, pursuant to its Investment Management Contract with STIF, RTAM receives an annual management fee, as a percentage of each of MM STIF's and GOV STIF's average daily assets, respectively, as follows:

____________________________
(2) During the Fiscal Year ended August 31, 2006, MM STIF's Distributor voluntarily waived a portion of the FSW Class 12b-1 Fee. After such waivers, the 12b-1 Fee was .44% and the Net Annual Fund Operating Expenses for the fiscal year were 1.05%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of DIF would be 5 basis points (.05%) lower than the current expense ratio of the FSW Class shares of MM STIF.

MM STIF

                         Asset Range                               Fee Rate
                         -----------                               --------
                      Up to $750 million                             .30%

                      Greater than $750                              .29%
                  million, up to $1 billion

                   Greater than $1 billion                           .28%
                      up to $1.5 billion

                  Greater than $1.5 billion                          .27%

GOV STIF

                        Asset Range                                Fee Rate
                        -----------                                --------

                      Up to $250 million                            .275%

                   Greater than $250 million                         .25%


         RTAM receives higher administrative services fees from STIF than from DIF. Pursuant to the Administrative Services Contracts between RTAM and the Funds, RTAM performs clerical, accounting supervision and office service functions for the Funds. RTAM provides each Fund with personnel to perform all of the clerical and accounting type functions not performed by RTAM.

         Under the Administrative Services Contract, MM DIF and UST DIF pay RTAM an annual fee of .05% of each Fund's average daily net assets. In contrast, MM STIF and GOV STIF pay RTAM an annual fee of .21% of each Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Distribution Arrangements.
-------------------------

         Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of RTAM, acts as the principal distributor for the Funds. The Distributor, as agent for the Funds, uses its best efforts to distribute shares of the Funds on a continuous basis. The Funds have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the Act (the "12b-1 Plans"). Under the 12b-1 Plans, each Fund compensates the Distributor to finance activity primarily intended to result in the sale of its shares. Such sales activities include the printing and mailing of prospectuses to persons other than then-current shareholders, the printing and mailing of sales literature and compensation to participating organizations. The Distributor receives higher servicing fees from certain classes of DIF than from STIF. Pursuant to the Shareholder Servicing Agreements, the Distributor receives a servicing fee equal to .25% per annum of the average daily net assets of the Class A shares of MM STIF and GOV STIF and the FSW Class shares of MM STIF, however, the Distributor does not receive a servicing fee from the Class B shares of STIF. The Distributor receives a fee equal to .25% per annum of the average daily net assets of the Short Term Income Shares Class and Investor Class shares of MM DIF and UST DIF and the Retail Class shares of MM DIF. These fees are accrued daily and paid monthly.

         In addition, the Distributor receives higher distribution fees from certain classes of DIF than from STIF. Pursuant to the Distribution Agreement, the Distributor receives a fee of .45% and .20% per annum of the average daily net assets of the Short Term Income Shares Class and Investor Class shares, respectively, of both MM DIF and UST DIF. In addition, the Distributor receives a fee of .25% per annum of the average daily net assets of the FSW Class of MM STIF and .65% per annum of the average daily net assets of the Retail Class shares of MM DIF. The Distributor does not receive a distribution fee from the Class A or Class B shares of MM STIF and GOV STIF. These fees are accrued daily and paid monthly.

         The 12b-1 Plan for each Fund is a "compensation" plan, which means that the Funds are required to pay the fee whether or not the Distributor has incurred that level of expenses reimbursable under the plan. In both cases, the Board considers the actual amounts expended by the Distributor in determining whether or not to renew the 12b-1 Plans. Shares of the Funds may be sold through broker-dealers who have entered into sales agreements with the Distributor. Shares of the Funds are offered for sale on a no-load basis, which means that no sales commissions are charged on purchases of these shares.

Purchases, Redemptions and Exchanges.
------------------------------------

         The Funds sell and redeem their shares on a continuing basis at their net asset values and do not impose a sales charge for either sales or redemptions. Other purchase, redemption and exchange procedures applicable to the Funds are substantially similar.

Tax Consequences.
----------------

         In the opinion of Paul, Hastings, Janofsky & Walker LLP, the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes. As a result, no gain or loss will be recognized by either DIF, STIF, or the shareholders of STIF as a result of the Reorganization. However, STIF will have non-qualifying gross income equal to its reorganization expenses paid by RTAM. See "Information About the Reorganization--Federal Income Tax Consequences."

Other Considerations.
--------------------

         Approval of the proposed Reorganization requires the approval of each class of shares of STIF. In the event the shareholders of a class of MM STIF or GOV STIF do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization, including the liquidation of that class of MM STIF or GOV STIF. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with STIF's normal redemption policies. Be advised that approval of the proposed Reorganization is not contingent upon the approval of all of the classes.

Cost of the Reorganization.
--------------------------

         All legal fees and other costs associated with this Reorganization incurred by STIF including legal fees, the cost of the preparation and distribution of the proxies and proxy statements and any other out-of-pocket expenses in an amount of approximately $700,000 will be borne by RTAM.

Comparison of Fees and Expenses

         The following table shows the comparative fees and expenses of the Funds. For DIF, the information is as of March 31, 2007. For STIF, the information is as of August 31, 2006. The table also reflects the pro forma fees for DIF after giving effect to the Reorganization.

Fee Tables
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Pro Forma
                                                                                                                     Combined
                                                                         STIF                   DIF                     DIF
                                                                  ------------------   --------------------   ---------------------
Shareholder Fees
----------------
(fees that are paid directly from your investment)

Sales Charge (Load) Imposed on Purchases .................               None                   None                   None
Wire Redemption Fee.......................................              $15.00*               $15.00*                 $15.00*
-------------------------------

*  There is a $15 fee for all wire redemptions of less than $10,000


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)




                                         STIF                                   DIF                              PRO FORMA
                                    (Acquired Fund)                       (Surviving Fund)                       COMBINED
                                        MM STIF                                MM DIF                             MM DIF
                            --------------------------------  ----------------------------------  ---------------------------------
                                                               Short Term                             Short Term
                                                                 Income                                 Income
                                                      FSW        Shares      Investor    Retail     Shares    Investor       Retail
                            Class A     Class B      Class        Class       Class      Class       Class      Class        Class
                            -------     -------     ------     -----------   --------    ------     ------     -------      -------
Management Fees..........     0.30%       0.30%      0.30%        0.12%       0.12%      0.12%       0.12%      0.12%        0.12%
Distribution and Service
(12b-1) Fees.............     0.25%       0.00%      0.50%*       0.70%       0.45%      0.90%       0.70%      0.45%        0.90%
Other Expenses...........     0.39%       0.37%      0.31%        0.14%**     0.14%**    0.14%**     0.14%**    0.14%**      0.14%**
   Administration
   Fees..................     0.21%       0.21%      0.21%        0.05%       0.05%      0.05%       0.05%      0.05%        0.05%
                            -------     -------     ------     -----------   --------    ------     ------     -------      -------
Total Annual Fund
Operating Expenses.......     0.94%       0.67%      1.11%*       0.96%       0.71%      1.16%       0.96%      0.71%        1.16%
   Less Fee Waivers^.....     0.00%       0.00%      0.00%       (0.02%)     (0.06%)    (0.16%)     (0.02%)    (0.06%)      (0.16%)
                            -------     -------     ------     -----------   --------    ------     ------     -------      -------
   Net Operating Expenses     0.94%       0.67%      1.11%        0.94%?      0.65%?     1.00%^      0.94%^     0.65%^       1.00%^
                            =======     =======     ======     ===========   ========    ======     =======    =======      =======

___________________________
* The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class. After such waiver, the 12b-1 Fees were 0.44%. As a result, the actual Total Annual Fund Operating Expenses were 1.05%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.

** These percentages are based on estimated amounts for the current fiscal year, as the Short Term Income Shares Class was only in existence since November 2, 2006, the Retail Class was only in existence since December 12, 2006 and the Investor Class was only in existence since February 21, 2007.

^ RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 0.94%, 0.65% and 1.00% for the Short Term Income Shares, Investor Class and Retail Class, respectively, through July 31, 2008.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)



                                        STIF                                DIF                           PRO FORMA
                                   (Acquired Fund)                    (Surviving Fund)                    COMBINED
                                      GOV STIF                             UST DIF                         UST DIF
                              ---------------------------   ----------------------------------  ----------------------------------
                                                              Short Term Income     Investor      Short Term Income     Investor
                              Class A          Class B          Shares Class         Class           Shares Class         Class
                              --------         --------       -----------------     ---------     -----------------     ----------
Management Fees.........       0.26%             0.26%              0.12%            0.12%              0.12%             0.12%
Distribution and Service
(12b-1) Fees............       0.25%             0.00%              0.70%            0.45%              0.70%             0.45%
Other Expenses..........       0.37%             0.37%              0.14%**          0.14%**            0.14%**           0.14%**
   Administration
   Fees.................       0.21%             0.21%              0.05%            0.05%              0.05%             0.05%
                             ---------         --------       -----------------     ---------     -----------------     ----------
Total Annual Fund
Operating Expenses.....        0.88%             0.63%              0.96%            0.71%              0.96%             0.71%
   Less Fee Waivers....        0.00%             0.00%             (0.06%)          (0.08%)            (0.06%)           (0.08%)
   Net Operating Expenses      0.88%             0.63%              0.90%?           0.63%^             0.90%^            0.63%^
                             =========         ========       =================     =========     =================     ==========

___________________________
* RTAM has contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 0.63% through December 31, 2007.

** These percentages are based on estimated amounts for the current fiscal year, as the Short Term Income Shares Class was only in existence since November 2, 2006, and the Investor Class was only in existence since February 21, 2007.

^ RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 0.90% and 0.63% for the Short Term Income Shares Class and Investor Class shares of UST DIF, respectively, through July 31, 2008.

Example
This Example is intended to help you compare the cost of investing in STIF, DIF and, on a pro forma basis, in DIF following the Reorganization. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         1 Year           3 Years         5 Years        10 Years
STIF:              MM STIF                                Class A:  $      96         $     300        $     520       $   1,155
                   MM STIF                                Class B:  $      68         $     214        $     373       $     835
                   MM STIF                              FSW Class:  $     113         $     353        $     612       $   1,352

                                                 Short Term Income
DIF:               MM DIF                                   Shares  $      96         $     304        $     529       $   1,176
                   MM DIF                         Investor Shares:  $      66         $     221        $     389       $     877
                   MM DIF                           Retail Shares:  $     102         $     353        $     623       $   1,395

Pro Forma
Combined:          MM DIF                 Short Term Income Shares  $      96         $     304        $     529       $   1,176
                   MM DIF                         Investor Shares:  $      66         $     221        $     389       $     877
                   MM DIF                           Retail Shares:  $     102         $     353        $     623       $   1,395

STIF:              GOV STIF                               Class A:  $      90         $     281        $     488       $   1,084
                   GOV STIF                               Class B:  $      64         $     202        $     351       $     786

DIF:               UST DIF                Short Term Income Shares  $      92         $     300        $     525       $   1,176
                   UST DIF                        Investor Shares:  $      64         $     219        $     387       $     875

Pro Forma
Combined:          UST DIF                Short Term Income Shares  $      92         $     300        $     525       $   1,176
                   UST DIF                        Investor Shares:  $      64         $     219        $     387       $     875


This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein.

The principal risks of investing in the Funds are not materially different and are summarized below:

         o Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the Funds.

         o The value of the Funds' shares and the securities held by the Funds can each decline in value.

         o The amount of income the Funds generate will vary with changes in prevailing interest rates.

         o An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

         o Each Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

         The principal investment risks of the Funds are described in greater detail in "Additional Information About the Funds."

                      INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plans

The Agreements and Plans of Reorganization and Liquidation set forth the terms and conditions of the Reorganization. Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans, copies of which are attached as Exhibits A and B to this Combined Proxy Statement/Prospectus.

At consummation of the Reorganization, if it is approved by the shareholders of STIF, substantially all of the assets and liabilities of STIF would be transferred to DIF in exchange for shares of DIF (liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of STIF, including the cost of any portfolio securities purchased but not yet settled). The transfer of assets by STIF will occur at their current market value as determined in accordance with STIF's valuation procedures and shares of DIF to be issued to STIF shall be valued at their current net asset value determined in accordance with DIF's valuation procedures. Shares of DIF would be distributed by STIF to its shareholders in exchange for their shares of STIF. Such exchange will occur at each shares' current net asset value. Specifically, holders of Class A shares in MM STIF and GOV STIF will receive Short Term Income Shares Class shares of MM DIF and UST DIF, respectively; Class B shares in MM STIF and GOV STIF will receive Investor Class shares of MM DIF and UST DIF, respectively; and FSW Class shares of MM STIF will receive Retail Class shares of MM DIF. Following this distribution, STIF would be liquidated and dissolved and its registration under the Act would be terminated.

After completion of the Reorganization, each shareholder of STIF will own shares of DIF equal in aggregate net asset value to the current aggregate net asset value of their shares of STIF. In essence, shareholders of STIF who vote their shares in favor of the Plans are electing to redeem their shares of STIF at net asset value and reinvest the proceeds in shares of DIF at net asset value without a sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Federal Income Tax Consequences" below).

RTAM will bear the cost of all legal and other expenses associated with the Reorganization, including accounting, printing, transfer agency, filing, proxy soliciting, transfer taxes and similar expenses. These expenses are expected not to exceed $700,000.

The consummation of the Reorganization is contingent upon a number of conditions, including the approval by the shareholders of each class of MM STIF and GOV STIF, separately, and the receipt of the opinions of counsel as to the tax-free nature of the transactions. See Exhibits A and B. The vote of the holders required for the approval of the Plans may be the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of each class of MM STIF and GOV STIF entitled to vote at the meeting. If shareholders of a particular class of MM STIF or GOV STIF do not approve the Plans, the Reorganization will not be effected for that class of MM STIF or GOV STIF and the Board will consider possible alternatives, including the possible liquidation of the class, portfolio or STIF. In addition, under the Plans, either STIF or DIF may abandon and terminate the Plans at any time prior to the Closing Date (as defined in the Plans attached hereto as Exhibits A and B) without liability if (i) the other party breaches any material provision of the Plans, (ii) prior to the Closing Date, any legal, administrative or other proceeding shall be instituted or threatened seeking to restrain or otherwise prohibit the transactions contemplated by the Plans and/or asserting a material liability of either party, which proceeding has not been terminated or the threat thereto removed prior to the Closing Date or (iii) on the Valuation Date (as defined in the Plans attached hereto as Exhibits A and B) either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares and such suspension continues for a period of 60 days beyond the Valuation Date.

The actual exchange of assets is expected to take place on or about November 9, 2007 (defined in the Plans as the "Closing Date"). The stock transfer books of STIF will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received after that date will be treated as requests for redemptions of shares of DIF to be distributed to the shareholders requesting redemption. If any shares of STIF are represented by a share certificate, the certificate must be surrendered to the Fund's transfer agent for cancellation before DIF's shares issuable to the shareholder pursuant to these Plans will be redeemed. Any special options relating to a shareholders account in STIF will transfer over to DIF without the need for the shareholder to take any action.

Under the Plans, within one year after the Closing Date, STIF shall (a) effect its liquidation and dissolution under Maryland law, terminate its registration under the Act and file a final report to the SEC under the Act, and (b) either pay or make provision for all of its debts and taxes.

The Plans provide that the Board of Directors of STIF will declare a dividend or dividends with respect to MM STIF and GOV STIF prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of STIF all undistributed ordinary income earned and net capital gains recognized up to and including the Closing Date. Shareholders of STIF will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

If the Plans are approved by shareholders, STIF reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of STIF is consistent with the investment policies and restrictions of DIF. To the extent STIF sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by RTAM. However, it is not the present intention of STIF to engage in such transactions.

Either Fund's Board may abandon the Plans at any time for any reason prior to the Closing Date. The Plans provide further that at any time prior to the Reorganization, the Funds may at any time (to the fullest extent permitted by law), with authorization by the Board, amend any of the provisions of the Plans.

Reasons for the Reorganization

The Boards considered the proposed transfer to DIF of substantially all of the assets and liabilities of STIF in exchange for shares of DIF, to be distributed to the shareholders of STIF in liquidation and dissolution of STIF and adopted the Plans at a meeting on November 5, 2007. At the meeting, RTAM recommended to the Boards that they adopt the Plans.

In approving the Reorganization, the Board of Directors of STIF determined that it is in the best interests of MM STIF and GOV STIF and their shareholders to reorganize MM STIF and GOV STIF into MM DIF and UST DIF, respectively. The Board of Trustees of DIF also determined that the consummation of the Reorganization was in the best interests of the shareholders of MM DIF and UST DIF. In making this determination, the Boards considered a number of factors, including, the similarity of the investment strategies of the Funds; the greater asset size of DIF relative to that of STIF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds; that the proposed reorganization would be tax-free for shareholders of STIF and would have no tax impact on shareholders of DIF; and that the interests of MM STIF and GOV STIF shareholders and MM DIF and UST DIF shareholders would not be diluted as a result of the proposed Reorganization.

The Boards considered the proposed Reorganization both on a stand-alone basis and as part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex involving the proposed transfer by DTIF and Cortland of substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF at approximately the same time as the proposed Reorganization of STIF. The Directors of STIF considered the differences in the expense ratios of each class of DIF as compared to STIF. The Directors of STIF considered RTAM's commitment to enter into an Expense Limitation Agreement with respect to the Short Term Income Shares Class, the Investor Class and the Retail Class of MM DIF and UST DIF to maintain expense ratios at, or in some cases slightly higher or slightly lower than the current expense ratios for the respective STIF class through July 31, 2008. In particular, the Directors of STIF noted that following the contractual waivers and/or reimbursements, the expense ratio of MM DIF's Short Term Income Shares Class shares would be the same as the current expense ratio for MM STIF's Class A Shares; the expense ratio of MM DIF's Investor Class shares would be slightly lower than MM STIF's Class B shares; the expense ratio of MM DIF's Retail Class shares would be slightly lower than MM STIF's FSW Class shares; the expense ratio of UST DIF's Short Term Income Shares Class shares would be slightly higher than GOV STIF's Class A shares; and the expense ratio of UST DIF's Investor Class shares would be the same as GOV STIF's Class B shares. The Directors of STIF further noted that although these contractual waivers or reimbursements were in effect until July 31, 2008, such waivers may not be eliminated or modified for an additional year, until July 31, 2009, without the prior approval of DIF's Trustees. The Directors of STIF considered that the reasons for such expense ratio modifications may include without limitation, an increase in costs to RTAM, a change in the interest rate environment or the need to maintain a competitive position in the market place.

The Boards also considered the fact that the Funds share the same service providers and considered RTAM's view that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds. The Boards considered the impact of the proposed Reorganization on RTAM, noting that it would have tangible, but mixed benefits to RTAM. The Boards considered that RTAM expected to experience a decline in advisory fee revenue and an increase in its distribution costs payable to third parties as a result of the Reorganization but also expected to experience a significant reduction in fund related expenses and in expense reimbursements. The Boards noted that RTAM expected that the Reorganization would result in a net financial benefit to RTAM but that Management noted that the current arrangement between it and the Funds generally did not yield an appropriate profit to RTAM at levels that assured its long term financial health and viability. Management added and the Boards considered that current profit levels for RTAM combined with pressure to increase payouts to third party intermediaries that work with the Funds had negatively impacted RTAM's returns from the Funds and may impact RTAM's ability to service the Funds in the future.

The Directors of STIF also considered RTAM's view that the most appropriate method of combining the Funds would be through a tax-free reorganization of the assets of the Funds and that the Reorganization was a better alternative than other available alternatives, including continuing MM STIF or GOV STIF or their liquidation. The Directors of STIF considered that shareholder approval to the Reorganization would be required and that shareholders who disapproved of the Reorganization had the ability to redeem their shares without payment of a redemption fee. Approval of the proposed reorganization is contingent on the majority approval of shareholders as of the record date of each class of MM STIF and GOV STIF. Failure to gain the majority approval may result in, among other things, in the liquidation of the class, portfolio series, or STIF itself.

Federal Income Tax Consequences

         Each Fund intends to qualify as of the Closing Date, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of STIF for shares of DIF and the assumption by DIF of the liabilities of STIF, and the liquidation of STIF, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code. As a condition to the closing of the proposed transaction, the Funds will each receive the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

         (1) The transfer of all of the assets and liabilities of STIF to DIF in exchange for shares of DIF and the distribution to shareholders of STIF of shares of DIF, as described in the Plans, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and STIF and DIF each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) No gain or loss will be recognized by STIF upon (a) the transfer of its assets and liabilities to DIF in exchange for the issuance of shares of DIF to STIF and the assumption by DIF of STIF's liabilities, if any, and (b) the distribution by STIF to its shareholders of shares of DIF received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

         (3) No gain or loss will be recognized by DIF upon its receipt of the assets and liabilities of STIF in exchange for the issuance of shares of DIF to STIF and the assumption by DIF of STIF's liabilities, if any (Section 1032(a) of the Code);

         (4) The tax basis of DIF shares received by a shareholder of STIF will be the same as the tax basis of the shareholder's STIF shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

         (5) The tax basis of DIF in the assets and liabilities of STIF received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of STIF immediately before the Reorganization (Section 362(b) of the Code);

         (6) The tax holding period for the shares of DIF issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of STIF exchanged therefore, provided that the shareholder held such shares of STIF as capital assets;

         (7) The tax holding period for DIF with respect to the assets and liabilities of STIF received in the Reorganization will include the period for which such assets and liabilities were held by STIF (Section 1223(2) of the Code); and

         (8) STIF's shareholders will not recognize gain or loss upon the exchange of their shares of STIF for shares of DIF as part of the Reorganization.

STIF will have non-qualifying income in an amount equal to its Reorganization expenses paid by RTAM. STIF does not expect such non-qualifying income to prevent it from qualifying as a regulated investment company.

Shareholders of STIF should consult their tax advisers regarding the effect, if any, of the proposed transaction in light of their individual circumstances, including state and local tax consequences, if any, of the proposed transaction.

Description of Shares to be Issued

Full and fractional shares of MM DIF and UST DIF will be issued to shareholders of MM STIF and GOV STIF, respectively, in accordance with the procedures under the Plans as described above. DIF's Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in DIF in an unlimited number of series of shares. DIF consists of four series, MM DIF, UST DIF, the Municipal Portfolio and the U.S. Government Portfolio. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a fund and in the fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of DIF into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each fund and to approve the fund's Investment Management Contracts and Distribution Plans pursuant to Rule 12b-1 of the Act.

DIF is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the DIF's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, DIF's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of DIF and provides for indemnification and reimbursement of expenses out of DIF property for any shareholder held personally liable for the obligations of DIF. DIF's Declaration of Trust further provides that obligations of DIF are not binding upon the Trustees individually but only upon the property of DIF and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Capitalization Tables (Unaudited)

         The table below sets forth the existing capitalization of the Funds, as well as the pro forma capitalization of DIF following the consummation of the Reorganization, as of March 31, 2007:

                                                          MM DIF
                                                          ------


                                    Short Term Income
                                    -----------------
                                      Shares Class               Investor Class               Retail Class
                                      ------------               --------------               ------------

Net Assets:                       $    57,096,721              $    151,946,857             $    897,903,953
                                  -------------------          ------------------           -------------------
Shares Outstanding:                    57,096,721                   151,946,857                  897,903,953
                                  -------------------          ------------------           -------------------
Net Asset Per Share:              $          1.00              $           1.00             $           1.00
                                  -------------------          ------------------           -------------------



                                                          MM STIF
                                                          -------

                                        Class A                      Class B                       FSW Class
                                        -------                      -------                       ---------
Net Assets:                       $    289,178,646             $    185,869,244             $     170,454,039
                                  -------------------          ------------------           -------------------
Shares Outstanding:                    289,178,982                  185,869,562                   170,454,125
                                  -------------------          ------------------           -------------------
Net Asset Per Share:              $           1.00             $           1.00             $            1.00
                                  -------------------          ------------------           -------------------

                                                         Pro Forma
                                                      Combined MM DIF*
                                                     ----------------

                                    Short Term Income            Investor Class                  Retail Class
                                    -----------------            --------------                  ------------
                                       Shares Class
                                       ------------
Net Assets:                       $    346,275,367             $    337,816,101             $    1,068,357,992
                                  -------------------          ------------------           -------------------
Shares Outstanding:                    346,275,703                  337,816,419                  1,068,358,078
                                  -------------------          ------------------           -------------------
Net Asset Per Share:              $           1.00             $           1.00             $             1.00
                                  -------------------          ------------------           -------------------


___________________________
* Net Assets and Net Asset Value Per Share include the aggregate value of MM STIF net assets that would have been transferred to MM DIF had the Reorganization taken place on March 31, 2007. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued. The pro forma total net assets of all classes of MM DIF following the Reorganization would be $5,944,504,225.

                                     UST DIF
                                     -------

                                Short Term Income
                                -----------------
                                   Shares Class             Investor Class
                                   ------------             --------------

         Net Assets:             $   22,663,323             $  134,910,723
                                ------------------        ------------------
     Shares Outstanding:             22,663,323                134,910,723
                                ------------------        ------------------
     Net Asset Per Share:                $ 1.00             $         1.00
                                ------------------        ------------------


                                    GOV STIF
                                    --------

                                       Class A                     Class B
                                       -------                     -------
         Net Assets:            $   146,217,931             $  104,504,712
                               ------------------         ------------------
     Shares Outstanding:            146,217,931                104,504,712
                               ------------------         ------------------
     Net Asset Per Share:       $          1.00             $         1.00
                               ------------------         ------------------


                                    Pro Forma
                                Combined UST DIF*
                                -----------------

                                Short Term Income
                                -----------------
                                   Shares Class             Investor Class
                                   ------------             --------------

         Net Assets:            $   168,881,254             $  239,415,435
                               ------------------         ------------------
     Shares Outstanding:            168,881,254                239,415,435
                               ------------------         ------------------
     Net Asset Per Share:       $          1.00             $         1.00
                               ------------------         ------------------

___________________________
* Net Assets and Net Asset Value Per Share include the aggregate value of GOV STIF's net assets that would have been transferred to UST DIF had the Reorganization taken place on March 31, 2007. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued. The pro forma total net assets of all classes of UST DIF following the Reorganization would be $1,287,511,820.

               There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds.

               Rights of Securities Holders

               DIF is a Massachusetts business trust. STIF is a Maryland corporation. As a business trust, DIF is governed by its Declaration of Trust and applicable Massachusetts law. As a corporation, STIF is governed by its Articles of Incorporation and applicable Maryland law. Shares of the Funds are redeemable at their net asset value. The voting rights of both Funds are substantially the same. The shares of each Fund entitle the holder to one vote per share on the election of board members and all other matters submitted to shareholders. All shares of each class of each such Fund participate equally in its dividends and distributions and in its net assets on liquidation, and all shares of each, when issued, are fully paid and non-assessable, freely transferable and have no preference, pre-emptive or conversion rights. It is contemplated that neither Fund will hold regular annual meetings of shareholders. Other than as described herein, there are no material differences between the rights of securities holders of STIF and the rights of securities holders of DIF.


                                        ADDITIONAL INFORMATION ABOUT THE FUNDS

             Comparison of Other Investment Strategies

                MM DIF (the Surviving Fund)                                          MM STIF
------------------------------------------------------------ ---------------------------------------------------------
o      MM DIF seeks to achieve its objective by              o        MM STIF seeks to achieve the its objective by
       investing principally in short-term money market             investing in:  (i) United States Government
       obligations with maturities of 397 days or less,             Securities; (ii) securities issued by foreign
       including bank certificates of deposit, time                 governments and other foreign issuers; (iii)
       deposits, bankers' acceptances, high quality                 bank obligations; (iv) commercial paper and
       commercial paper, securities issued or guaranteed            certain debt obligations; and (v) repurchase
       by the United States Government state agencies or            agreements.
       instrumentalities, and repurchase agreements
       calling for resale in 397 days or less backed by
       the foregoing securities.

o      United States Government Securities:  MM DIF may      o        United States Government Securities:  MM STIF
       purchase short-term obligations issued or                    may purchase short-term obligations issued or
       guaranteed by the United States Government, its              guaranteed by the United States Government, its
       agencies or instrumentalities.  These obligations            agencies or instrumentalities.  These
       include issues of the United States Treasury, such           obligations include issues of the United States
       as bills, certificates of indebtedness, notes and            Treasury, such as bills, certificates of
       bonds, and issues of agencies and instrumentalities          indebtedness, notes and bonds, and issues of
       established under the authority of an act of                 agencies and instrumentalities established under
       Congress.  Some of these securities are supported            the authority of an act of Congress.  Some of
       by the full faith and credit of the United States            these securities are supported by the full faith
       Treasury, others are supported by the right of the           and credit of the United States Treasury, others
       issuer to borrow from the Treasury, and still                are supported by the right of the issuer to
       others are supported only by the credit of the               borrow from the Treasury, and still others are
       agency or instrumentality.                                   supported only by the credit of the agency or
                                                                    instrumentality.

o      Domestic and Foreign Bank Obligations:  MM DIF        o        Bank Obligations:  MM STIF may purchase
       may purchase securities issued by foreign                    certificates of deposit, time deposits and
       governments; or any of their political subsidiaries          bankers' acceptances issued by domestic banks,,
       or agencies or instrumentalities, certificates of            foreign branches of domestic banks, foreign
       deposit, time deposits and bankers' acceptances              subsidiaries of domestic banks, and domestic and
       issued by domestic banks, foreign branches of                foreign branches of foreign banks.  Certificates
       domestic banks, foreign subsidiaries of domestic             of deposit are certificates representing the
       banks, and domestic and foreign branches of foreign          obligation of a bank to repay funds deposited
       banks.  Certificates of deposit are certificates             with it for a specified period of time.  Time
       representing the obligation of a bank to repay               deposits are non-negotiable deposits maintained
       funds deposited with it for a specified period of            in a bank for a specified period of time (in no
       time.  Time deposits are non-negotiable deposits             event longer than seven days) at a stated
       maintained in a bank for a specified period of time          interest rate.  Time deposits purchased by the
       (in no event longer than seven days) at a stated             Fund will not benefit from insurance from the
       interest rate.  Time deposits purchased by the Fund          FDIC.  Bankers' acceptances are credit
       will not benefit from insurance from the FDIC.               instruments evidencing the obligation of a bank
       Bankers' acceptances are credit instruments                  to pay a draft drawn on it by a customer.  MM
       evidencing the obligation of a bank to pay a draft           STIF limits its investments in obligations of
       drawn on it by a customer.                                   domestic banks, foreign branches of domestic
                                                                    banks and foreign subsidiaries of domestic banks
       MM DIF limits its investments in obligations of              to banks having total assets in excess of $1
       domestic banks, foreign branches of domestic banks           billion or the equivalent in other currencies.
       and foreign subsidiaries of domestic banks to banks          MM STIF limits its investments in obligations of
       having total assets in excess of one billion                 domestic and foreign branches of foreign banks
       dollars or the equivalent in other currencies.  MM           to dollar denominated obligations of such banks
       DIF limits its investments in obligations of                 which at the time of investment have more than
       domestic and foreign branches of foreign banks to            $5 billion, or the equivalent in other
       denominated obligations of such banks which at the           currencies, in total assets.
       time of investment have more than $5 billion, or
       the equivalent in other currencies, in total assets.
       These investments must also meet the quality          o      Private Placement Investments:  MM STIF may
       criteria discussed above.                                    purchase commercial paper exempt from
                                                                    registration under Section 4(2) of the Securities
       MM DIF generally limits investments in bank                  Act of 1933 ("4(2) Paper") and securities which
       instruments to (a) those which are fully insured             are not registered and are issued as private
       as to                                                        placements pursuant to Rule 144A of the
                                                                    Securities Act of 1933 ("Rule 144A Securities").
                                                                    The Fund intends to purchase both liquid and
                                                                    illiquid
------------------------------------------------------------ ---------------------------------------------------------



o      principal by the FDIC or (b) those issued by                 4(2) Paper and Rule 144A Securities. Any
       banks which at the date of their latest public               such illiquid securities that MM STIF purchases
       reporting have total assets in excess of $1.5                are subject to a maximum of 10% of the value of
       billion.  However, the total assets of a bank will           its net assets.
       not be the sole factor determining MM DIF's
       investment decisions and MM DIF may invest in bank
       instruments issued by institutions which the
       investment manager believes present minimal credit
       risks.

       MM DIF may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks
       ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). MM DIF will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investment in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b)
       Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. MM DIF will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

       Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers,
       (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States
       Government agencies or instrumentalities.


o        Variable Amount Master Demand Notes:  MM DIF may    o      Variable Amount Master Demand Notes:  MM STIF
       purchase variable amount master demand notes.                may purchase variable amount master demand
       These instruments are unsecured demand notes that            notes.  These instruments are unsecured demand
       permit investment of fluctuating amounts of money            notes that permit investment of fluctuating
       at variable rates of interest pursuant to                    amounts of money at variable rates of interest
       arrangements with issuers who meet the quality               pursuant to arrangements with issuers who meet
       criteria discussed above.  The interest rate on a            the quality criteria discussed above.  The
       variable amount master demand                                interest rate on a variable amount master demand



       note is periodically redetermined according to a             note is periodically predetermined according to
       prescribed formula. Although there is no secondary           a prescribed formula.  Although there is no
       market in master demand notes, the payee may demand          secondary market in master demand notes, the
       payment of the principal and interest upon                   payee may demand payment of the principal and
       notice not exceeding five business or seven                  interest upon notice not exceeding five business
       calendar days.                                               or seven calendar days.

o      Commercial Paper And Certain Debt Obligations:        o      Commercial Paper And Certain Debt
       MM DIF may purchase commercial paper or similar              Obligations:  MM STIF may purchase commercial
       debt obligations.  Commercial paper is generally             paper or similar debt obligations.  Commercial
       considered to be short-term unsecured debt or                paper is generally considered to be short-term,
       corporations.                                                unsecured debt of corporations.

o      Repurchase Agreements;  MM DIF may enter into         o      Repurchase Agreements:  MM STIF may enter into
       repurchase agreements provided that the instruments          repurchase agreements provided that the
       serving as collateral for the agreements are                 instruments serving as collateral for the
       eligible for inclusion in MM DIF.  A repurchase              agreements are eligible for inclusion in MM
       agreement arises when a buyer purchases a security           STIF.  A repurchase agreement arises when a
       and simultaneously agrees with the vendor to resell          buyer purchases a security and simultaneously
       the security to the vendor at an agreed upon time            agrees with the vendor to resell the security to
       and price                                                    the vendor at an agreed upon time and price.
------------------------------------------------------------ ---------------------------------------------------------
               UST DIF (the Surviving Fund)                                          GOV STIF
               ----------------------------                                          --------
------------------------------------------------------------ ---------------------------------------------------------


o      UST DIF seeks to achieve its objective by             o      GOV STIF of the Fund seeks to achieve the Fund's
       investing only in obligations backed by the full             objective by investing in obligations
       faith and credit of the United States government             issued or guaranteed by the United States
       with maturities of 397 days or less and repurchase           Government, including repurchase agreements
       agreements which are collateralized by such                  covering these types of obligations.
       obligations calling for resale in 397 days or less.

o      UST DIF intends to attain its investment            o        GOV STIF intends to attain the Fund's
       objective through investments limited to                     investment objective through investments limited
       obligations issued or guaranteed by the United               to obligations issued or guaranteed by the
       States Government including repurchase agreements            United States Government, including repurchase
       covering those types of obligations.  Under normal           agreements covering these types of obligations.
       circumstances the Portfolio will invest all of its           The Fund will give shareholders at least 60
       net assets, plus borrowings for investment                   days' prior notice should this policy be reduced
       purposes, in obligations issued or guaranteed by             to apply to less than 80% of the Portfolio's net
       the U.S. Treasury.  The Fund will provide                    assets, plus the amount of any borrowings for
       shareholders with at least 60 days' prior notice of          investment purposes.  The Fund will enter into
       any change in this policy.                                   repurchase agreements for inclusion in GOV STIF
                                                                    only if the instruments serving as collateral
o      The Fund will enter into repurchase agreements               for the agreements are eligible for inclusion in
       for inclusion in the U.S. Treasury Portfolio only            GOV STIF.
       if the instruments serving as collateral for the
       agreements are eligible for inclusion in the U.S.
       Treasury Portfolio.

o United States Treasury Obligations: UST DIF may purchase obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

o      Other United States Government Obligations:
       Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government
       National Mortgage Association, the General Services
       Administration and the Maritime Administration.

o      Repurchase Agreements:  The U.S. Treasury
       Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when



------------------------------------------------------------ ---------------------------------------------------------
       a buyer purchases a security and simultaneously
       agrees with the vendor to resell the security to
       the vendor at an agreed upon time and price.

o      The investment policies of UST DIF may produce a
       lower yield than a policy of investing in other
       types of instruments. The yield of UST DIF is
       likely to be lower than the yield of the MM DIF.
------------------------------------------------------------ ---------------------------------------------------------

Summary of Principal Investment Risks
-------------------------------------

MM DIF and UST DIF, generally:
------------------------------

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Funds, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Funds may purchase include:

     o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
     o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

MM DIF may also purchase:

     o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

     o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

MM DIF and MM STIF
------------------

         o MM DIF may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

         o MM STIF may contain securities issued by foreign governments and other foreign issuers. Debt obligations of foreign issuers may be subject to additional investment risks compared to an investment in debt obligations of domestic issuers. Such additional risks include future adverse political or economic developments in a foreign jurisdiction and sudden changes in foreign laws regarding the regulation of and rights attached to such investments.

         o Since MM DIF and MM STIF may contain securities issued by foreign governments and other foreign issuers, the Funds may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States.

              Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

UST DIF and GOV STIF

         o UST DIF investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements). While minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of UST DIF is likely to be lower than that of the MM DIF.

         o GOV STIF's investment policy of investing in obligations issued or guaranteed by the United States Government, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the GOV STIF is likely to be lower than that of the MM STIF.

                                 VOTING MATTERS

Generally

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of STIF for use at a Special Meeting of Shareholders (the "Meeting") to be held at the offices of STIF at 600 Fifth Avenue, New York, New York 10020, on November 5, 2007, at 9:00 a.m. or any postponement or adjournment thereof, to approve or disapprove the Plans. It is expected that the solicitation of proxies will be primarily by the mailing of this Combined Prospectus/Proxy Statement and the materials accompanying it. Supplemental solicitations may be made by mail, telephone or personal interviews by officers and representatives of STIF. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. RTAM may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners. The expenses in connection with preparing and mailing this Combined Prospectus/Proxy Statement and the material accompanying it will be paid by RTAM.

         Only shareholders of record of STIF at the close of business on August 24, 2007 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were [ ] shares of Class A, [ ] shares of Class B and [ ] shares of FSW Class shares of MM STIF issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were [ ] and [ ] shares of Class A and [ ] shares of Class B of GOV STIF issued and outstanding, respectively, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote.

         As of the Record Date, the officers and Directors of STIF, as a group, owned [ ]% of the outstanding shares of STIF.

         As of the Record Date, the officers and Trustees of DIF, as a group, owned [ ]% of the outstanding shares of DIF.

         As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of STIF:


Name and Address                Portfolio             Class             % of Ownership        Nature of Ownership
----------------                ---------             -----             --------------        -------------------
                                MM STIF               Class A

                                MM STIF               Class B

                                MM STIF               FSW Class

                                GOV STIF              Class A

                                GOV STIF              Class B

         As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of DIF:


Name and Address                Portfolio          Class                 % of Ownership        Nature of Ownership
----------------                ---------          -----                 --------------        -------------------
                                MM DIF             Short Term Income
                                                   Shares Class


                                MM DIF             Investor Class

                                MM DIF             Retail Cass

                                UST DIF            Short Term Income
                                                   Shares Class

                                UST DIF            Investor Class


         The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the Act, absent a determination to the contrary by the SEC. A person who controls the Funds could have effective control over the outcome of matters submitted to a vote of shareholders of the Funds. [Based on the information provided above, as of the Record Date, the following person owned a controlling interest in STIF]:


Name and Address                Portfolio                       % of Ownership
----------------                ---------                       --------------
                                 MM STIF

                                 GOV STIF


         [Based on the information provided above, as of the Record Date, no person owned a controlling interest in DIF.]

         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve the Plans. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to STIF a written notice of revocation or a subsequently executed proxy, by attending the Meeting and voting in person or by touch-tone telephone or the Internet.

         If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. These broker non-votes and abstentions will not be treated as votes in favor of the Plans.

Quorum and Adjournments

         The presence of the holders of one-third (33.3%) of the issued and outstanding shares of STIF, in person or by proxy, constitutes a quorum. However, the mere presence of a quorum at the Meeting may not be sufficient to approve one or more of the proposals. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Vote Required

         In order to approve the proposed Reorganization, each class (Class A, Class B, and FSW shareholders) of MM STIF and each class (Class A and Class B shareholders) of GOV STIF must vote separately in favor of the Reorganization. Approval of the Reorganization requires the affirmative vote of the lesser of
(i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If the Reorganization is not approved, the Directors will consider at that time, what proposed actions to take, if any. Such actions may include the liquidation of the class, portfolio series, or STIF itself.

Appraisal Rights

         Under the State of Maryland and the Act, shareholders of STIF do not have any rights of share appraisal. Shareholders have the right to redeem their shares of STIF at net asset value at any time until the close of business on the business day prior to the Closing Date of the Reorganization and, thereafter, on any business day shareholders may redeem at net asset value their shares of DIF acquired by them in the Reorganization.

                              FINANCIAL HIGHLIGHTS

         Financial Highlights for the Funds for their most recent five years (or if shorter, since the Funds' inception) are contained in the Funds' annual reports to shareholders, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

                              FINANCIAL STATEMENTS

         The audited financial statements for the fiscal year ended March 31, 2007, for DIF, contained in DIF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. The audited financial statements for the fiscal year ended August 31, 2006, for STIF, contained in STIF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. STIF's unaudited financial statements for the semi-annual period ended February 28, 2007, for STIF, contained in STIF's semi-annual report to shareholders, are also incorporated herein by reference.

                                  OTHER MATTERS

         As a Maryland Corporation, STIF is not required, and does not intend, to hold regular annual meetings. Shareholders who wish to present proposals at any future shareholder meeting must present such proposals to the Board at a reasonable time prior to the solicitation of any shareholder proxy.

         The management does not know of any matters to be presented at this Meeting other than that mentioned in this Proxy Statement. If any matters properly come before the meeting, the shares represented by proxies will be voted with respect thereto in accordance with the best judgment of the person or persons voting the proxies.

                          PLEASE VOTE YOUR PROXY TODAY

         Prompt response will save the expense of additional solicitations.

CHOOSE THE VOTING METHOD THAT IS MOST CONVENIENT FOR YOU.

1. VOTE BY MAIL: Sign and date your proxy card and return it in the enclosed postage paid envelope. NOTE: Your proxy is not valid unless it is signed.

2. VOTE BY TOUCH-TONE PHONE: Dial _______, enter the CONTROL NUMBER printed in the right-hand column and follow the simple instructions. Telephone voting is available 24 hours a day, 7 days a week. THE CALL IS TOLL-FREE. If you received more than one proxy card, you can vote each card during the call. Each card has a different control number.

3. VOTE VIA THE INTERNET: Log on to www._________.com, enter the CONTROL NUMBER printed in the right-hand column and follow the instructions on the screen. If you received more than one proxy card, you may vote them all during the same session. Each card has a different control number.

                        IF YOU VOTE BY PHONE OR INTERNET,

                      PLEASE DO NOT RETURN YOUR PROXY CARD.

                               VOTE TODAY BY MAIL,

                        TOUCH-TONE PHONE OR THE INTERNET

                         CALL TOLL-FREE ________________

                         OR LOG ON TO www._________.com


                          SHORT TERM INCOME FUND, INC.
                                    ("STIF")

                             Money Market Portfolio

       PROXY FOR SPECIAL SHAREHOLDERS MEETING TO BE HELD NOVEMBER 5, 2007

The undersigned shareholder of the [ ] Class of the [ ] Portfolio of STIF, revoking previous proxies, hereby appoints Richard De Sanctis and Chris Gill, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of Shareholders of STIF to be held on November 5, 2007, at the offices of STIF, 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m., Eastern time, and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the proposal specified on reverse side. As to any other matter, said attorneys-in-fact shall vote in accordance with their best judgment.

                                         By Order of the Board of Directors

                                         ANTHONY PACE,
                                         Assistant Secretary
                                         _____________, 2007

Please mark your proxy, date and sign it below and return it promptly in the accompanying envelope which requires no postage if mailed in the United States.

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

         PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR HEREON. When signing as attorney, executor, administrator, trustee, guardian, etc., please give your full title as such. Joint owners should each sign this proxy. If account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give title.

                                       Date________________________________



                                       Signature(s) and Title(s), if applicable
                                       (Sign in the box)

PLEASE FILL IN ONE OF THE BOXES SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. |X|

PLEASE DO NOT USE FINE POINT PENS

-------------------------------------------------------------------------------


PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

MANAGEMENT RECOMMENDS A VOTE FOR THE PROPOSAL BELOW. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.


-------------------------------------------------------------------------------
Vote on Proposal

1.  To approve the Agreement and Plan of         For       Against     Abstain
Reorganization and Liquidation between the       |_|         |_|         |_|
[       ] Portfolio series of Short Term
Income Fund, Inc. ("__ STIF") and the
[       ] Portfolio series of the Daily
Income Fund ("__ DIF"), which contemplates the transfer to __ DIF of substantially all the assets and liabilities of __ STIF in exchange for shares of __ DIF and the distribution of such shares to the shareholders of __ STIF, the liquidation and dissolution of
__ STIF, and the termination of STIF's
registration under the Investment Company Act of 1940, as amended; and

2. To transact such other business as may properly come before the meeting.

-------------------------------------------------------------------------------

         In their discretion, the proxies are authorized to vote on such other business as may properly come before the meeting or any adjournment thereof.

                           PLEASE SIGN ON REVERSE SIDE

                       STATEMENT OF ADDITIONAL INFORMATION

                  Relating to the acquisition of the assets of

                          SHORT TERM INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020

                        by and in exchange for shares of

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020

         This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of the Money Market Portfolio and U.S. Government Portfolio series of Short Term Income Fund, Inc. ("STIF") by the Money Market Portfolio and the U.S. Treasury Portfolio series of Daily Income Fund ("DIF"), consists of this cover page, pro forma financial statements and the following described documents, each of which is incorporated by reference herein:

         The Statement of Additional Information of DIF dated July 30, 2007;

         The Statement of Additional Information of STIF dated December 29,
2006;

         The Annual Report of DIF for the year ended March 31, 2007; and

         The Annual Report of STIF for the year ended August 31, 2007, and the Semi-Annual Report of STIF for the six months ended February 28, 2007.

         This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated September 14, 2007, relating to the above-referenced transaction may be obtained from Reich & Tang Asset Management, LLC ("RTAM"), 600 Fifth Avenue, New York, New York 10020, or by calling toll free at (800) 433-1918. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus.

   The date of this Statement of Additional Information is September 14, 2007.

                                TABLE OF CONTENTS

A.    General Information.....................................................1
B.    Additional Information About the Funds..................................1
C.    Financial Statements....................................................1
D.    Pro Forma Financial Information.........................................1
E.    Federal Income Tax.....................................................20

         A. General Information

         The Board of Directors of STIF has approved Plans of Reorganization and Liquidation (the "Plans") which contemplate the transfer of the assets and liabilities of the Money Market Portfolio and U.S. Government Portfolio of STIF ("Acquired Fund") to DIF ("Surviving Fund") in exchange for shares of the Money Market Portfolio and U.S. Treasury Portfolio of the Surviving Fund (the "Reorganization").

         After the transfer of its assets and liabilities in exchange for Surviving Fund shares, the Acquired Fund will distribute the Surviving Fund's shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Surviving Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

         B. Additional Information About the Funds

         This statement of additional information incorporates by reference the following documents, which contain additional information about the Funds:

         1. The Statement of Additional Information of the Acquired Fund dated December 29, 2006;

         2. The Statement of Additional Information of the Surviving Fund dated July 30, 2007.

         C. Financial Statements

         Historical financial information regarding the Funds is included in the following documents which are incorporated herein by reference:

         1. The Annual Report of the Surviving Fund for the year ended March 31, 2007, including the Fund's audited financial statements; and

         2. The Annual Report of the Acquired Fund for the year ended August 31, 2006, including the Fund's audited financial statements, and the Semi-Annual Report of the Acquired Fund for the six months ended February 28, 2007 (unaudited).

         D. Pro Forma Financial Information

         Shown below are financial statements for both the Money Market Portfolio and U.S. Government Portfolio of the Acquired Fund and the Money Market Portfolio and U.S. Treasury Portfolio of Surviving Fund and Pro Forma financial statements for the Surviving Fund at March 31, 2007, as though the Reorganization occurred as of such date. The first table presents Statements of Assets and Liabilities (unaudited) for both the Acquired and Surviving Fund and Pro Forma for the Surviving Fund following the Reorganization. The second table presents Statements of Operations (unaudited) for both the Acquired and Surviving Fund and Pro Forma for the Surviving Fund following Reorganization. The third table presents Portfolio of Investments (unaudited) for both the Acquired and Surviving Fund and Pro Forma for the Surviving Fund following Reorganization. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).


                                                    Pro Forma Financial Statements
                                 Statements of Assets and Liabilities as of March 31, 2007 (Unaudited)

                                             Short Term           Daily Income                                    Proforma Combined
                                               Income              Fund-Money                                       Daily Income
                                             Fund-Money              Market                 Pro Forma             Fund-Money Market
                                          Market Portfolio          Portfolio              Adjustments               Portfolio
                                          -----------------     ----------------          -------------         -------------------
Assets:
    Investments in securities, at
    amortized cost (Note 2)            $   642,316,122          $   5,637,304,703                                  $   6,279,620,825

    Prepaid Expenses                            60,253                    130,520                                            190,773

    Cash                                     1,812,398                       -            (1,812,398) (a)                       -

    Accrued interest rec'ble                 2,576,124                 34,316,111               -                         36,892,235

    Other Receivables                            -                          2,687               -                              2,687
                                       -------------------     ------------------      ------------------         ------------------
          Total Assets                     646,764,897              5,671,754,021         (1,812,398)                  6,316,706,520
                                       -------------------     ------------------      ------------------         ------------------
Liabilities:

    Cash overdraft due to custodian              -                     11,277,634          1,812,398  (a)         $        9,465,236

    Payable for Securities Purchased             -                    349,930,065                                        349,930,065

    Payable to Affiliates*                     394,364                  2,363,327                                          2,757,691

    Dividends Payable                          694,709                  8,782,300                                          9,477,009

    Other Payable                               57,152                       -                                                57,152

    Accrued expenses                           116,743                    398,399                                            515,142
                                       -------------------    -------------------      -----------------         -------------------
          Total Liabilities                  1,262,968                372,751,725          1,812,398                     372,202,295
                                       -------------------    -------------------      -----------------         -------------------
    Net Assets                         $   645,501,929          $   5,299,002,296               -                $  -  5,944,504,225
                                       ===================    ===================      =================         ===================

Source of Net Assets:
    Net capital paid in on shares
        of capital stock (Note 3)      $    45,502,668          $   5,299,002,296                 0             $      5,944,504,964

    Accumulated net realized gain
    (loss)                                        (739)                         0                 0                            (739)
                                       -------------------    -------------------      -----------------         -------------------
    Net Assets                         $   645,501,929          $   5,299,002,296                                $     5,944,504,225
                                       ===================    ===================      -----------------         ===================

    (a) Reclass of excess cash to offset cash
        overdraft due to custodian
                                                             (continued on next page)


                                      Short Term                                    Daily Income
                                        Income                                       Fund-Money
                                      Fund-Money                                       Market                           Pro Forma
                                   Market Portfolio                                  Portfolio                         Adjustments
                                   -----------------                              ----------------                    -------------

Net Asset Value, per Share
(Note 3):

Short Term Income Fund-Money                     Shares
Market Portfolio                Net Assets     Outstanding    NAV
                               -----------------------------------
Class A                       $289,178,646    289,178,982     1.00

Class B                        185,869,244    185,869,562     1.00

FSW Shares                     170,454,039    170,454,125     1.00
                              ---------------------------
                              $645,501,929    645,502,669
                              ===========================
Daily Income Fund-Money                                                                       Shares
Market Portfolio                                                              Net Assets    Outstanding      NAV
                                                                           ----------------------------------------
Institutional Service Shares                                                $ 267,864,900    267,864,900     1.00

Institutional Shares                                                          639,573,165    639,573,165     1.00

Pinnacle Shares                                                               171,028,209    171,028,209     1.00

Investor Shares                                                               151,946,857    151,946,857     1.00

Short Term Income Shares                                                       57,096,721     57,096,721     1.00

Retail Shares                                                                 897,903,953    897,903,953     1.00

Advantage Shares                                                            3,113,588,491  3,113,588,491     1.00
                                                                           -------------------------------
                                                                           $5,299,002,296  5,299,002,296
                                                                           ===============================
Proforma Combined Daily Income
Fund-Money Market Portfolio

Institutional Service Shares

Institutional Shares

Pinnacle Shares

Investor Shares

Short Term Income Shares

Retail Shares

Advantage Shares




                                                  Proforma Combined
                                                     Daily Income
                                                  Fund-Money Market
                                                      Portfolio
                                                 -------------------


Proforma Combined Daily Income                            Shares
Fund-Money Market Portfolio              Net Assets     Outstanding      NAV
                                   ---------------------------------------------
Institutional Service Shares            $ 267,864,900    267,864,900     1.00

Institutional Shares                      639,573,165    639,573,165     1.00

Pinnacle Shares                           171,028,209    171,028,209     1.00

Investor Shares                           337,816,101    337,816,419     1.00

Short Term Income Shares                  346,275,367    346,275,703     1.00

Retail Shares                           1,068,357,992  1,068,358,078     1.00

Advantage Shares                        3,113,588,491  3,113,588,491     1.00
                                       ---------------------------------------
                                       $5,944,504,225  5,944,504,965
                                       =======================================


             See Notes to Pro Forma Financial Statements (Unaudited)

                                       3


                            Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)

                                                Short Term Income          Daily Income                                Pro Forma
                                                Fund, Inc. - Money         Fund - Money         Pro Forma            Combined Daily
                                                Market Portfolio         Market Portfolio      Adjustments            Income Fund
                                                ------------------      -----------------   ----------------        ----------------
INVESTMENT INCOME
Income:
  Interest

Expenses: (Note 4)                               $   44,827,245         $   108,587,662     $          -             $   153,414,907
                                                ------------------      -----------------   ----------------        ----------------

 Investment management fee                            2,550,887               2,443,086          (1,526,382)   (a)        3,467,591

 Administration fee                                   1,792,884               1,017,952          (1,366,007)   (b)        1,444,829

 Shareholder servicing fee (Institutional
 Service Shares)                                           -                    582,861                -                    582,861

 Shareholder servicing fee (Investor Shares)               -                     28,739             758,041    (c)          786,780

 Shareholder servicing fee (Short-Term
 Income Shares)                                         998,971                  11,363                -                  1,010,334

 Shareholder servicing fee (Retail Shares)              377,372                 241,685                -                    619,057

 Shareholder servicing fee (Advantage Shares)              -                  2,351,344                -                  2,351,344

 Distribution fee (Investor Shares)                        -                     22,991             606,433    (d)          629,424

 Distribution fee (Short-Term Income Shares)               -                     20,453           1,798,199    (e)        1,818,652

 Distribution fee (Retail Shares)                       377,372                 628,381             603,796    (f)        1,609,549

 Distribution fee (Advantage Shares)                       -                  7,054,031                -                  7,054,031

 Sub-Accounting fee (Advantage Shares)                     -                    940,537                -                    940,537

 Custodian expenses                                      51,450                  86,163             (35,851)   (g)          101,762

 Shareholder servicing and related
 shareholder expenses                                   636,736                 344,717             (60,955)   (g)          920,498

 Legal, compliance and filing fees                      479,857                 350,266            (483,007)   (g)          347,116

 Audit and accounting                                   180,874                 222,800            (148,227)   (g)          255,447

 Trustees' fees and expenses                             51,900                  78,021              15,044    (g)          144,965

 Other                                                   39,600                  31,363              (3,616)   (g)           67,347
                                                ------------------      -----------------   ----------------        ---------------
 Total expenses                                       7,537,903              16,456,753             157,468              24,152,124

    Less:  Fees waived                                  (90,569)             (3,210,300)           (387,335)   (h)       (3,688,204)

            Expense paid indirectly                        (205)                (20,676)             20,881    (g)             -
                                                ------------------      -----------------   ----------------        ---------------
 Net expenses                                         7,447,129              13,225,777            (208,986)             20,463,920
                                                ------------------      -----------------   ----------------        ---------------
 Net investment income                               37,380,116              95,361,885             208,986             132,950,987

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments                    (376)                  2,797                -                      2,421
                                                ------------------      -----------------   ----------------        ---------------
Increase in net assets from operations               37,379,740              95,364,682             208,986             132,953,408
                                                ==================      =================   ================        ===============
(a) Adjustment reflects a change in Management
    Fee structure.

(b) Adjustment reflects a change in Administration
    Fee structure

(c) Adjustment reflects an increase in Shareholder servicing fee due to the exchange of Class B Shares of Short Term Money Market to
    Investor Shares.

(d) Adjustment reflects an increase in Distribution fee due to the exchange of Class B Shares of Short Term Money Market to
    Investor Shares.

(e) Adjustment reflects an increase in Distribution fee due to the exchange of Class A Shares of Short Term Money Market to Short
    Term Income Shares.

(f) Adjustment reflects an fee change in Distribution fee due to the exchange of First Southwest Shares to Retail Shares.

(g) Changes in Operating expenses from merger.

(h) Contractual fee waivers in effect to maintain expense ratios of individual classes.


             See Notes to Pro Forma Financial Statements (Unaudited)

            Portfolio of Investments as of March 31, 2007 (Unaudited)

                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity     Current     Shares/    Amortized
    Number                       Security Description                     Date        Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------
Asset Back Commercial Paper

16115WRC3      CHARTA LLC, YTM 5.30%                                    4/12/2007        -          -           -

16536JR25      CHESHAM FINANCE LLC, YTM 5.43%                            4/2/2007        -      25,000,000   24,996,229

16536JSV0      CHESHAM FINANCE LLC, YTM 5.32%                           5/29/2007        -          -           -

16536JTL1      CHESHAM FINANCE LLC, YTM 5.32%                           6/20/2007        -          -           -

16536JTS6      CHESHAM FINANCE LLC, YTM 5.31%                           6/26/2007        -          -           -

35075SRG1      FOUNTAIN SQUARE COMMERCIAL FUNDING, YTM 5.32%            4/16/2007        -          -           -

39789MRL2      GREYHAWK FUNDING, YTM 5.29%                              4/20/2007        -          -           -

49833MRJ2      KITTY HAWK CORPORATION, YTM 5.30%                        4/18/2007        -      25,000,000   24,937,667

52952MUH1      LEXINGTON PARKER CAPITAL, YTM 5.30%                      7/17/2007        -          -           -

54278UR56      LONG LANE MASTER TRUST IV, YTM 5.29%                      4/5/2007        -          -           -

5705X5R52      MARKET STREET FUNDING, YTM 5.28%                          4/5/2007        -          -           -

5705X5RJ2      MARKET STREET FUNDING, YTM 5.29%                         4/18/2007        -       25,000,000  24,937,785
                                                                                            ---------------------------
                               Total Asset Back Commercial Paper                                 75,000,000  74,871,681

Commercial Paper

11040FR56      BRITANNIA BUILDING SOCIETY, YTM 5.30%                     4/5/2007        -       12,835,000  12,827,506

21920PS99      CORNELLY UNIVERSITY, YTM 5.30%                            5/9/2007        -          -           -

88056BGB3      TENNESSEE SCHOOL BOARD AUTHORITY                          4/2/2007     5.35          -           -
                                                                                            ---------------------------
                                          Total Commercial Paper                                 12,835,000  12,827,506
Domestic Certificates of Deposit

1730D0RQ1      CITIBANK CD                                              5/16/2007     5.32         -            -

1730D0TB2      CITIBANK                                                  6/7/2007     5.28         -            -

40066TBH5      GUAM POWER AUTHORITY                                      4/5/2007     5.30       20,000,000  20,000,000

55259FWS3      MARSHALL & ILSLEY BANK, YTM 5.29%                        6/18/2007     5.29       20,000,000  19,999,786

86787ARD9      SUNTRUST BANK FLOATING RATE CD                          11/19/2007     5.29         -            -

97180PR20      WILMINGTON TRUST                                         6/15/2007     5.33         -            -

97180PR95      WILMINGTON TRUST CORPORATION                             7/19/2007     5.35         -            -

97180PT77      WILMINGTON TRUST                                         6/21/2007     5.31         -            -
                                                                                            ---------------------------
                          Total Domestic Certificates of Deposit                                 40,000,000  39,999,786

Eurodollar Certificates of Deposit



                                                                  Daily Income Fund -        Pro Forma Combined Daily        % of
                                                                          Money             Income Fund - Money Market       Total
                                                                   Market Portfolio                  Portfolio           Investments
                                                                 -------------------------------------------------------------------
   Security                                                                    Amortized      Shares/       Amortized
    Number                       Security Description             Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------
Asset Back Commercial Paper

16115WRC3      CHARTA LLC, YTM 5.30%                                 42,450,000   42,381,741   42,450,000    42,381,741

16536JR25      CHESHAM FINANCE LLC, YTM 5.43%                              -            -      25,000,000    24,996,229

16536JSV0      CHESHAM FINANCE LLC, YTM 5.32%                       100,000,000   99,153,361  100,000,000    99,153,361

16536JTL1      CHESHAM FINANCE LLC, YTM 5.32%                        50,000,000   49,417,222   50,000,000    49,417,222

16536JTS6      CHESHAM FINANCE LLC, YTM 5.31%                        50,000,000   49,374,111   50,000,000    49,374,111

35075SRG1      FOUNTAIN SQUARE COMMERCIAL FUNDING, YTM 5.32%         29,892,000   29,826,611   29,892,000    29,826,611

39789MRL2      GREYHAWK FUNDING, YTM 5.29%                           50,000,000   49,861,195   50,000,000    49,861,195

49833MRJ2      KITTY HAWK CORPORATION, YTM 5.30%                           -            -      25,000,000    24,937,667

52952MUH1      LEXINGTON PARKER CAPITAL, YTM 5.30%                  100,000,000   98,452,958  100,000,000    98,452,958

54278UR56      LONG LANE MASTER TRUST IV, YTM 5.29%                  50,000,000   49,970,722   50,000,000    49,970,722

5705X5R52      MARKET STREET FUNDING, YTM 5.28%                      51,263,000   51,233,040   51,263,000    51,233,040

5705X5RJ2      MARKET STREET FUNDING, YTM 5.29%                            -            -      25,000,000    24,937,785
                                                                    ---------------------------------------------------
                               Total Asset Back Commercial Paper    523,605,000  519,670,961  598,605,000   594,542,642       9.47%

Commercial Paper

11040FR56      BRITANNIA BUILDING SOCIETY, YTM 5.30%                       -            -      12,835,000    12,827,506

21920PS99      CORNELLY UNIVERSITY, YTM 5.30%                        18,100,000   17,999,696   18,100,000    17,999,696

88056BGB3      TENNESSEE SCHOOL BOARD AUTHORITY                       1,000,000    1,000,000    1,000,000     1,000,000
                                                                    ---------------------------------------------------
                                          Total Commercial Paper     19,100,000   18,999,696   31,935,000    31,827,202      0.51%
Domestic Certificates of Deposit

1730D0RQ1      CITIBANK CD                                           75,000,000   75,000,000   75,000,000    75,000,000

1730D0TB2      CITIBANK                                             100,000,000  100,000,000  100,000,000   100,000,000

40066TBH5      GUAM POWER AUTHORITY                                        -            -      20,000,000    20,000,000

55259FWS3      MARSHALL & ILSLEY BANK, YTM 5.29%                     12,000,000   11,999,872   32,000,000    31,999,658

86787ARD9      SUNTRUST BANK FLOATING RATE CD                        50,000,000   50,003,154   50,000,000    50,003,154

97180PR20      WILMINGTON TRUST                                     100,000,000  100,000,000  100,000,000   100,000,000

97180PR95      WILMINGTON TRUST CORPORATION                          25,000,000   25,000,000   25,000,000    25,000,000

97180PT77      WILMINGTON TRUST                                      50,000,000   50,000,000   50,000,000    50,000,000
                                                                    ---------------------------------------------------
                          Total Domestic Certificates of Deposit    412,000,000  412,003,026  452,000,000    452,002,812      7.20%

Eurodollar Certificates of Deposit




                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity     Current     Shares/    Amortized
    Number                       Security Description                     Date        Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------

290554913      ULSTER BANK LTD.                                          6/5/2007     5.30         -            -

16DNBKF15      DNB NORDBANK                                             6/15/2007     5.32         -            -

188ALKG09      ALLIANCE & LEICESTER PLC                                  7/9/2007     5.34         -            -

19A&LKE29      ALLIANCE & LEICESTER PLC, YTM 5.32%                      5/29/2007     5.33         -            -

3CRAG0711      CREDIT AGRICOLE INDOSUEZ, YTM 5.33%                      7/11/2007     5.32         -            -

88CICKG25      CREDIT INDUSTRIEL ET COMMERCIAL                          7/25/2007     5.36         -            -

88DNPKF19      DNB NORDBANK                                             6/19/2007     5.30         -            -

88LBWKD19      LANDESBANK BADEN WURTEMBURG                              4/19/2007     5.32         -            -

999SOCGEN      SOCIETE GENERALE, YTM 5.34%                             10/16/2007     5.34         -            -

99CICKG10      CREDIT INDUSTRIEL ET COMMERCIAL ECD                      7/10/2007     5.33         -            -

99DNBKF19      DNB NORDBANK                                             6/19/2007     5.30         -            -
                                                                                            ---------------------------
                        Total Eurodollar Certificates of Deposit                                   -            -

Floating Rate Securities

06050YFD8      BANK OF AMERICA                                          9/14/2007     5.30         -            -

369622KZ7      GENERAL ELECTRIC CAPITAL CORPORATION EXTENDIBLE         10/17/2007     5.45      15,000,000   15,000,000

36962GN42      GENERAL ELECTRIC CAPITAL CORPORATION                      1/3/2008     5.42         -            -

46623ECV9      JPMORGAN CHASE & CO. EXTENDABLE FLTR                      5/9/2008     5.30         -            -

4823T0BB4      KBC                                                      5/22/2007     5.35      15,000,000   15,000,000

590188Y51      MERRILL LYNCH EXTENDIBLE MONTHLY SECURITIES              2/15/2008     5.33      10,000,000   10,000,000

59018YXE6      MERRILL LYNCH                                            5/14/2007     5.29      15,000,000   15,000,000

59022CAQ6      MERRILL LYNCH EXTENDIBLE NOTES                           4/18/2008     5.30         -            -

8265Q0UT7      SIGMA FINANCE PRIME FLOATER, YTM 5.32%                  12/13/2007     5.33         -            -
                                                                                            ---------------------------
                                  Total Floating Rate Securities                                55,000,000   55,000,000

Foreign Commercial Paper

03505URB5      ANGLO IRISH BANK CORPORATION PLC, YTM 5.33%              4/11/2007        -         -            -

0594B3R21      BANCO BILBAO VIZCAYA ARGENTARIA SA, YTM 5.43%             4/2/2007        -      20,000,000   19,996,983

11040FSE6      BRITANNIA BUILDING SOCIETY, YTM 5.32%                    5/14/2007        -      10,000,000    9,937,232

11040FSX4      BRITANNIA BUILDING SOCIETY                               5/31/2007        -         -            -

11040FTL9      BRITANNIA BUILDING SOCIETY, YTM 5.31%                    6/20/2007        -         -            -

2495E1TF9      DEPFA BANK PLC, YTM 5.30%                                6/15/2007        -         -            -

98719DRP4      YORKSHIRE BUILDING SOCIETY, YTM 5.31%                    4/23/2007        -      30,000,000   29,903,567
                                                                                            ---------------------------
                                  Total Foreign Commercial Paper                                60,000,000   59,837,782

Letter of Credit Commercial Paper

15238WR37      CENTRAL AMERICAN BANK FOR ECONOMIC, YTM 5.30%             4/3/2007        -      20,000,000   19,994,139

1921E1RH3      COFCO CAPITAL CORPORATION, YTM 5.30%                     4/17/2007        -      20,000,000   19,953,067

24236HRK6      DEAN HEALTH SYSTEM INC., YTM 5.29%                       4/19/2007        -         -            -



                                                                  Daily Income Fund -        Pro Forma Combined Daily      % of
                                                                          Money             Income Fund - Money Market     Total
                                                                   Market Portfolio                  Portfolio           Investments
                                                                 -------------------------------------------------------------------
   Security                                                                    Amortized      Shares/       Amortized
    Number                       Security Description             Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------
290554913      ULSTER BANK LTD.                                     100,000,000  100,000,000  100,000,000  100,000,000

16DNBKF15      DNB NORDBANK                                          50,000,000   50,000,000   50,000,000   50,000,000

188ALKG09      ALLIANCE & LEICESTER PLC                              50,000,000   50,000,000   50,000,000   50,000,000

19A&LKE29      ALLIANCE & LEICESTER PLC, YTM 5.32%                   50,000,000   49,999,751   50,000,000   49,999,751

3CRAG0711      CREDIT AGRICOLE INDOSUEZ, YTM 5.33%                   50,000,000   49,998,094   50,000,000   49,998,094

88CICKG25      CREDIT INDUSTRIEL ET COMMERCIAL                       25,000,000   25,000,000   25,000,000   25,000,000

88DNPKF19      DNB NORDBANK                                          50,000,000   50,000,000   50,000,000   50,000,000

88LBWKD19      LANDESBANK BADEN WURTEMBURG                          125,000,000  124,999,370  125,000,000  124,999,370

999SOCGEN      SOCIETE GENERALE, YTM 5.34%                           25,000,000   25,000,661   25,000,000   25,000,661

99CICKG10      CREDIT INDUSTRIEL ET COMMERCIAL ECD                   50,000,000   50,000,000   50,000,000   50,000,000

99DNBKF19      DNB NORDBANK                                          50,000,000   50,000,000   50,000,000   50,000,000
                                                                    ---------------------------------------------------
                        Total Eurodollar Certificates of Deposit    625,000,000  624,997,876  625,000,000  624,997,876    9.95%

Floating Rate Securities

06050YFD8      BANK OF AMERICA                                      100,000,000  100,000,000  100,000,000  100,000,000

369622KZ7      GENERAL ELECTRIC CAPITAL CORPORATION EXTENDIBLE             -            -      15,000,000   15,000,000

36962GN42      GENERAL ELECTRIC CAPITAL CORPORATION                  50,000,000   50,036,639   50,000,000   50,036,639

46623ECV9      JPMORGAN CHASE & CO. EXTENDABLE FLTR                  25,000,000   25,000,000   25,000,000   25,000,000

4823T0BB4      KBC                                                         -            -      15,000,000   15,000,000

590188Y51      MERRILL LYNCH EXTENDIBLE MONTHLY SECURITIES                 -            -      10,000,000   10,000,000

59018YXE6      MERRILL LYNCH                                               -            -      15,000,000   15,000,000

59022CAQ6      MERRILL LYNCH EXTENDIBLE NOTES                        40,000,000   40,000,000   40,000,000   40,000,000

8265Q0UT7      SIGMA FINANCE PRIME FLOATER, YTM 5.32%                50,000,000   49,998,166   50,000,000   49,998,166
                                                                    ---------------------------------------------------
                                  Total Floating Rate Securities    265,000,000  265,034,805  320,000,000  320,034,805     5.10%

Foreign Commercial Paper

03505URB5      ANGLO IRISH BANK CORPORATION PLC, YTM 5.33%           65,000,000   64,905,118   65,000,000   64,905,118

0594B3R21      BANCO BILBAO VIZCAYA ARGENTARIA SA, YTM 5.43%                  -            -   20,000,000   19,996,983

11040FSE6      BRITANNIA BUILDING SOCIETY, YTM 5.32%                          -            -   10,000,000    9,937,232

11040FSX4      BRITANNIA BUILDING SOCIETY                            44,823,000   44,431,919   44,823,000   44,431,919

11040FTL9      BRITANNIA BUILDING SOCIETY, YTM 5.31%                 10,000,000    9,883,556   10,000,000    9,883,556

2495E1TF9      DEPFA BANK PLC, YTM 5.30%                            100,000,000   98,910,417  100,000,000   98,910,417

98719DRP4      YORKSHIRE BUILDING SOCIETY, YTM 5.31%                          -            -   30,000,000   29,903,567
                                                                    ---------------------------------------------------
                                  Total Foreign Commercial Paper    219,823,000  218,131,010  279,823,000  277,968,792     4.43%

Letter of Credit Commercial Paper

15238WR37      CENTRAL AMERICAN BANK FOR ECONOMIC, YTM 5.30%         30,000,000   29,991,208   50,000,000   49,985,347

1921E1RH3      COFCO CAPITAL CORPORATION, YTM 5.30%                  15,200,000   15,164,331   35,200,000   35,117,397

24236HRK6      DEAN HEALTH SYSTEM INC., YTM 5.29%                    45,000,000   44,881,425   45,000,000   44,881,425



                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity     Current     Shares/    Amortized
    Number                       Security Description                     Date        Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------

93265YSF8      WALNUT ENERGY CENTER AUTHORITY, YTM 5.32%                5/15/2007        -         -           -

                         Total Letter of Credit Commercial Paper                                 40,000,000  39,947,206

Loan Participations

17AAFKD24      ARMY AND AIR FORCE EXCHANGE SERVICE                      4/24/2007     5.33         -           -

               MT. VERNON PHENOL (GENERAL ELECTRIC CO.) WITH
2MTVERNON      J.P.MORGAN CHASE                                         5/21/2007     5.34       15,000,000  15,000,000

88CATKD23      CATERPILLAR LP YTM 5.31%                                 4/23/2007     5.31         -           -

88CATKD27      CATERPILLAR                                              4/27/2007     5.31         -           -

99AXALC21      EQUITABLE LIFE ASSURANCE SOCIETY                         3/21/2008     5.37         -           -
                                                                                            ---------------------------
                                       Total Loan Participations                                 15,000,000  15,000,000

Medium Term Notes

06738CPV5      BARCLAYS BANK PLC                                        11/2/2007     5.41         -           -

59018YXE6      MERRILL LYNCH FLOATING MEDIUM TERM NOTE                  5/14/2007     5.29         -           -
                                                                                            ---------------------------
                                         Total Medium Term Notes                                   -           -
Time Deposit

5DRESKD02      DRESDNER BK TD 5.43% 4/2/07                               4/2/2007     5.43       18,000,000  18,000,000
                                                                                            ---------------------------
                                              Total Time Deposit                                 18,000,000  18,000,000

Variable Rate Demand Instruments

00204RAB0      ARS DEVELOPMENT PROJECT, SERIES 2001                      9/1/2021     5.43        1,605,000   1,605,000

01608PAA6      ALI INDUSTRIES INC. PROJECT                               7/1/2010     5.43        1,750,000   1,750,000

017292SQ7      ALLEGHENY COUNTY, PA IDA (UNION ELECTRIC STEEL           11/1/2027     5.37        5,500,000   5,500,000

01951VAA6      ALLIED SERVICES LLC                                       3/1/2021     5.37         -           -

021336AA0      ALTA MIRA LLC - SERIES 2004                              11/1/2034     5.42        2,250,000   2,250,000

               CITY OF AUBURN, AL INDUSTRIAL DEVELOPMENT &
050228AF2      INFRASTRUCTURE RB - SERIES 2004A                          5/1/2024     5.32         -           -

052856AA9      AUTOMATED PACKAGING SYSTEMS                              10/1/2008     5.43         -           -

055165AA2      B & V LAND COMPANY, LLC                                   9/1/2027     5.42          970,000     970,000

05802PAD5      BALDWIN COUNTY SEWER SERVICE, LLC - SERIES 2005           5/1/2025     5.37        5,703,000   5,703,000

06423BAA9      BANK OF KENTUCKY BUILDING, LLC - SERIES 1999             12/1/2019     5.40        1,285,000   1,285,000

07367QAA2      BEACON ORTHOPAEDICS FACILITIES, LLC                       2/1/2024     5.38         -           -

083519AA6      BRIARWOOD INVESTMENTS, LLC - SERIES 2003                  4/1/2023     5.37         -           -

               BIG BROTHERS BIG SISTERS ASSOCIATION OF GREATER
08907PAA9      COLUMBUS - SERIES 2000                                   12/1/2020     5.37         -           -

096230AA5      BLUEGRASS WIRELESS LLC                                    2/1/2012     5.37         -           -

121221AA3      BURGESS & NIPLE LIMITED - SERIES 1999                     9/1/2014     5.38          395,000     395,000

12526EAA7      CFM INTERNATIONAL INC. - SERIES 1999A                     1/1/2010     5.34         -           -


                                                                  Daily Income Fund -        Pro Forma Combined Daily      % of
                                                                          Money             Income Fund - Money Market     Total
                                                                   Market Portfolio                  Portfolio           Investments
                                                                 -------------------------------------------------------------------
   Security                                                                    Amortized      Shares/       Amortized
    Number                       Security Description             Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------
93265YSF8      WALNUT ENERGY CENTER AUTHORITY, YTM 5.32%            25,000,000  24,839,583   25,000,000   24,839,583

                         Total Letter of Credit Commercial Paper   115,200,000 114,876,547 #155,200,000   154,823,753     2.46%

Loan Participations

17AAFKD24      ARMY AND AIR FORCE EXCHANGE SERVICE                  50,000,000  50,000,000   50,000,000   50,000,000

               MT. VERNON PHENOL (GENERAL ELECTRIC CO.) WITH
2MTVERNON      J.P.MORGAN CHASE                                      5,000,000   5,000,000   20,000,000   20,000,000

88CATKD23      CATERPILLAR LP YTM 5.31%                             50,000,000  50,000,000   50,000,000   50,000,000

88CATKD27      CATERPILLAR                                          25,000,000  25,000,000   25,000,000   25,000,000

99AXALC21      EQUITABLE LIFE ASSURANCE SOCIETY                     62,000,000  62,000,000   62,000,000   62,000,000
                                                                   -------------------------------------------------
                                       Total Loan Participations   192,000,000 192,000,000  207,000,000  207,000,000     3.29%

Medium Term Notes

06738CPV5      BARCLAYS BANK PLC                                    30,000,000  30,000,000   30,000,000   30,000,000

59018YXE6      MERRILL LYNCH FLOATING MEDIUM TERM NOTE              15,000,000  15,000,000   15,000,000   15,000,000
                                                                   -------------------------------------------------
                                         Total Medium Term Notes    45,000,000  45,000,000   45,000,000    45,000,000     0.72%
Time Deposit

5DRESKD02      DRESDNER BK TD 5.43% 4/2/07                                   -           -   18,000,000   18,000,000
                                                                   -------------------------------------------------
                                              Total Time Deposit             -           -   18,000,000    18,000,000     0.29%

Variable Rate Demand Instruments

00204RAB0      ARS DEVELOPMENT PROJECT, SERIES 2001                          -           -    1,605,000    1,605,000

01608PAA6      ALI INDUSTRIES INC. PROJECT                                   -           -    1,750,000    1,750,000

017292SQ7      ALLEGHENY COUNTY, PA IDA (UNION ELECTRIC STEEL                -           -    5,500,000    5,500,000

01951VAA6      ALLIED SERVICES LLC                                  2 ,900,000   2,900,000    2,900,000    2,900,000

021336AA0      ALTA MIRA LLC - SERIES 2004                                   -           -    2,250,000    2,250,000

               CITY OF AUBURN, AL INDUSTRIAL DEVELOPMENT &
050228AF2      INFRASTRUCTURE RB - SERIES 2004A                     11,625,000  11,625,000   11,625,000   11,625,000

052856AA9      AUTOMATED PACKAGING SYSTEMS                             375,000     375,000      375,000      375,000

055165AA2      B & V LAND COMPANY, LLC                                      -            -      970,000      970,000

05802PAD5      BALDWIN COUNTY SEWER SERVICE, LLC - SERIES 2005              -            -    5,703,000    5,703,000

06423BAA9      BANK OF KENTUCKY BUILDING, LLC - SERIES 1999                 -            -    1,285,000    1,285,000

07367QAA2      BEACON ORTHOPAEDICS FACILITIES, LLC                   8,225,000   8,225,000    8,225,000    8,225,000

083519AA6      BRIARWOOD INVESTMENTS, LLC - SERIES 2003              2,730,000   2,730,000    2,730,000    2,730,000

               BIG BROTHERS BIG SISTERS ASSOCIATION OF GREATER
08907PAA9      COLUMBUS - SERIES 2000                                  880,000     880,000      880,000      880,000

096230AA5      BLUEGRASS WIRELESS LLC                                4,000,000   4,000,000    4,000,000    4,000,000

121221AA3      BURGESS & NIPLE LIMITED - SERIES 1999                        -            -      395,000      395,000

12526EAA7      CFM INTERNATIONAL INC. - SERIES 1999A                 3,800,000   3,800,000    3,800,000    3,800,000



                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity    Current     Shares/    Amortized
    Number                       Security Description                     Date       Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------


               CAPITAL MARKETS ACCESS COMPANY, LLC. (CAPE CORAL
14030PAP4      MEDICAL & SURGICAL SUITES, LLC PROJECT)                   8/1/2020     5.37              -           -

14040GBC0      CAPITAL ONE FUNDING CORPORATION FLOATING RATE             7/2/2018     5.34        520,000     520,000

167484LW2      CHICAGO, ILLINOIS TAXABLE SER B                           1/1/2019     5.31      8,430,000   8,430,000

17138EAC2      CHURCH OF THE HIGHLANDS, INC.                             1/1/2023     5.34              -           -

190790CH6      DEVELOPMENT AUTHORITY OF COBB COUNTY, GA                  1/1/2032     5.37              -           -

               COLUMBUS, GA DEVELOPMENT AUTHORITY RB (FOUR J.S.
19912HBK4      FAMILY, LLP PROJECT)- SERIES 2002                        12/1/2022     5.32              -           -

19912HCY3      COLUMBUS. GA DEVELOPMENT AUTHORITY REVENUE BOND           2/1/2026     5.37              -           -

203732AA0      COMMUNITY LIMITED CARE DIALYSIS CENTER -                 12/1/2012     5.42        940,000     940,000

228700AA8      CROWNOVER LUMBER COMPANY                                  9/1/2008     5.50        495,000     495,000

228700AB6      CROWNOVER LUMBER COMPANY                                  9/1/2008     5.50        230,000     230,000

229667AB6      CUBBA CAPITAL II, LLC - SERIES 2006B                      9/1/2056     5.37              -           -

23318NAA6      D.E.D.E. REALTY - SERIES 1998                            12/1/2011     5.37              -           -

23323YAA5      D.G.Y. REAL ESTATE LP - SERIES 2000A                      5/1/2020     5.35              -           -

247407AB5      DELTA CAPITAL LLC - SERIES 1996B                         10/1/2026     5.42              -           -

249755AA7      DERBY FABRICATING LLC                                     6/1/2024     5.37        300,000     300,000

253336AA9      DICKENSON PRESS, INC. - SERIES 1997                       1/1/2027     5.42      1,860,000   1,860,000

27004EAA6      EAGLES LANDING, LLC                                      12/1/2026     5.32              -           -

273266AB2      EAST KENTUCKY NETWORK, LLC                                2/1/2016     5.37              -           -

273739AA0      MONTGOMERY, ALABAMA HEALTH FACILITIES                    11/1/2033     5.37      4,000,000   4,000,000

283116AB7      EL DORADO ENTERPRISES OF MIAMI, INC.                      6/1/2020     5.44              -           -

290314AA1      ELSINORE PROPERTIES LIMITED - SERIES 1998                 1/1/2029     5.37              -           -

               ERIE COUNTY, NY IDA RB (NIAGARA-MARYLAND LLC PROJECT)
295088FM5      -  SERIES 2003                                            6/1/2023     5.40              -           -

30267EAA2      FT NORTHPORT                                             12/1/2031     5.32              -           -

31395XJQ9      FEDERAL HOME LOAN MORTGAGE CORPORATION CLASS A          10/15/2045     5.32      4,821,662   4,821,662

31809DAA7      FIORE CAPITAL LLC - SERIES 2005A                          8/1/2045     5.32              -           -

               FIRST METROPOLITAN TILE COMPANY DEMAND NOTES - SERIES
320850AB6      1999                                                      5/1/2024     5.42              -           -

339655AA0      FLINT RIVER SERVICES, INC                                 1/1/2030     5.36              -           -

361252AA7      G & J LAND MANAGEMENT                                    12/1/2017     5.35              -           -

36127RAA0      G&L MANUFACTURING INC                                     7/1/2020     5.37              -           -

365613AA6      GARDNER PUBLICATIONS INCORPORATED                        10/1/2010     5.37              -           -

36732RAA7      GASTRO PARTNERS LAND COMPANY, LLC                         3/1/2035     5.32              -           -

372377AA9      GENOA MEDICAL DEVELOPMENT, LLC                           12/1/2045     5.37              -           -

374255AA5      GESMUNDO & ASSOCIATES, INC.                              8/15/2027     5.33        675,000     675,000

38378QAA4      GOVERNOR'S VILLAGE LLC - SERIES 2000                      3/1/2020     5.37              -           -

384275AA1      GRAF BROTHERS FLOORING                                    5/1/2020     5.37              -           -

389106AA3      GRAVES LUMBER CO. PROJECT - SERIES 2000                  11/1/2010     5.48        835,000     835,000






                                                                  Daily Income Fund -        Pro Forma Combined Daily      % of
                                                                          Money             Income Fund - Money Market     Total
                                                                   Market Portfolio                  Portfolio           Investments
                                                                 -------------------------------------------------------------------
   Security                                                                    Amortized      Shares/       Amortized
    Number                       Security Description             Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------


               CAPITAL MARKETS ACCESS COMPANY, LLC. (CAPE CORAL
14030PAP4      MEDICAL & SURGICAL SUITES, LLC PROJECT)                  5,135,000    5,135,000    5,135,000    5,135,000

14040GBC0      CAPITAL ONE FUNDING CORPORATION FLOATING RATE                    -            -      520,000      520,000

167484LW2      CHICAGO, ILLINOIS TAXABLE SER B                                  -            -    8,430,000    8,430,000

17138EAC2      CHURCH OF THE HIGHLANDS, INC.                           20,200,000   20,200,000   20,200,000   20,200,000

190790CH6      DEVELOPMENT AUTHORITY OF COBB COUNTY, GA                 3,900,000    3,900,000    3,900,000    3,900,000
               COLUMBUS, GA DEVELOPMENT AUTHORITY RB (FOUR J.S.

19912HBK4      FAMILY, LLP PROJECT)- SERIES 2002                       10,720,000   10,720,000   10,720,000   10,720,000

19912HCY3      COLUMBUS. GA DEVELOPMENT AUTHORITY REVENUE BOND         10,035,000   10,035,000   10,035,000   10,035,000

203732AA0      COMMUNITY LIMITED CARE DIALYSIS CENTER -                         -            -      940,000      940,000

228700AA8      CROWNOVER LUMBER COMPANY                                         -            -      495,000      495,000

228700AB6      CROWNOVER LUMBER COMPANY                                         -            -      230,000      230,000

229667AB6      CUBBA CAPITAL II, LLC - SERIES 2006B                     5,000,000    5,000,000    5,000,000    5,000,000

23318NAA6      D.E.D.E. REALTY - SERIES 1998                            1,865,000    1,865,000    1,865,000    1,865,000

23323YAA5      D.G.Y. REAL ESTATE LP - SERIES 2000A                    10,050,000   10,050,000   10,050,000   10,050,000

247407AB5      DELTA CAPITAL LLC - SERIES 1996B                         1,780,000    1,780,000    1,780,000    1,780,000

249755AA7      DERBY FABRICATING LLC                                            -            -      300,000      300,000

253336AA9      DICKENSON PRESS, INC. - SERIES 1997                              -            -    1,860,000    1,860,000

27004EAA6      EAGLES LANDING, LLC                                      1,990,000    1,990,000    1,990,000    1,990,000

273266AB2      EAST KENTUCKY NETWORK, LLC                               2,800,000    2,800,000    2,800,000    2,800,000

273739AA0      MONTGOMERY, ALABAMA HEALTH FACILITIES                            -            -    4,000,000    4,000,000

283116AB7      EL DORADO ENTERPRISES OF MIAMI, INC.                     7,570,000    7,570,000    7,570,000    7,570,000

290314AA1      ELSINORE PROPERTIES LIMITED - SERIES 1998                4,405,000    4,405,000    4,405,000    4,405,000

               ERIE COUNTY, NY IDA RB (NIAGARA-MARYLAND LLC PROJECT)
295088FM5      -  SERIES 2003                                           2,300,000    2,300,000    2,300,000    2,300,000

30267EAA2      FT NORTHPORT                                            14,935,000   14,935,000   14,935,000   14,935,000

31395XJQ9      FEDERAL HOME LOAN MORTGAGE CORPORATION CLASS A                   -            -    4,821,662    4,821,662

31809DAA7      FIORE CAPITAL LLC - SERIES 2005A                         2,745,000    2,745,000    2,745,000    2,745,000

               FIRST METROPOLITAN TILE COMPANY DEMAND NOTES - SERIES
320850AB6      1999                                                       960,000      960,000      960,000      960,000

339655AA0      FLINT RIVER SERVICES, INC                               11,135,000   11,135,000   11,135,000   11,135,000

361252AA7      G & J LAND MANAGEMENT                                    1,425,000    1,425,000    1,425,000    1,425,000

36127RAA0      G&L MANUFACTURING INC                                    3,535,000    3,535,000    3,535,000    3,535,000

365613AA6      GARDNER PUBLICATIONS INCORPORATED                        3,910,000    3,910,000    3,910,000    3,910,000

36732RAA7      GASTRO PARTNERS LAND COMPANY, LLC                       11,040,000   11,040,000   11,040,000   11,040,000

372377AA9      GENOA MEDICAL DEVELOPMENT, LLC                           8,000,000    8,000,000    8,000,000    8,000,000

374255AA5      GESMUNDO & ASSOCIATES, INC.                                      -            -      675,000      675,000

38378QAA4      GOVERNOR'S VILLAGE LLC - SERIES 2000                     2,535,000    2,535,000    2,535,000    2,535,000

384275AA1      GRAF BROTHERS FLOORING                                   5,850,000    5,850,000    5,850,000    5,850,000

389106AA3      GRAVES LUMBER CO. PROJECT - SERIES 2000                          -            -      835,000      835,000




                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity    Current     Shares/    Amortized
    Number                       Security Description                     Date       Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------

40414GAA8      HCS & DJS LEASING - SERIES 2004                           6/1/2034     5.37      1,123,500   1,123,500

427422AD2      HERMAN & KITTLE CAPITAL, LLC - SERIES 2005                6/1/2055     5.32              -           -

435304AA8      HOLLAND-SHELTAIR AVIATION FUNDING, LLC -                  5/1/2035     5.32      2,300,000   2,300,000

44108XAA4      HOSTUN LLC FLOATER 12/1/2027                             12/1/2027     5.41              -           -

445793AA0      HUNTER'S SQUARE, INC. PROJECT - SERIES 1998              10/1/2016     5.38      3,485,000   3,485,000

454108AA9      INDIAN CREEK CHRISTIAN CHUIRCH INC.                      12/1/2055     5.37              -           -

454795AB1      INDIANA HEALTH & EDL FACS FING VAR 06/01/2019             6/1/2019     5.35              -           -

47777QAA2      JOE HOLLAND  CHEVROLET                                    7/1/2024     5.37              -           -

491787AB3      KENWOOD COUNTY CLUB, INCORPORATED - SERIES 2005          12/1/2015     5.35              -           -

496485AC7      KINGSTON HEALTHCARE COMPANY - SERIES 1997A               11/1/2017     5.35              -           -

501898AA8      LKWP INVESTMENTS, L.L.C. - SERIES 1997                    3/1/2027     5.42      1,245,000   1,245,000

502144AA6      LRV ENTERPRISES, LLC - SERIES 1996                        9/1/2021     5.48              -           -

51015QAA6      LAKE MARY BAY LIMITED PARTNERSHIP - SERIES 2005           3/1/2025     5.37              -           -

51506GAA4      LANDMARK CHURCH OF CHRIST - SERIES 2005                   4/1/2020     5.32              -           -

519042AA3      LAUREN COMPANY, LLC - SERIES 2003                         7/1/2033     5.40              -           -
               HFA OF LEE COUNTY, FL MULTIFAMILY HOUSING RB

52349HAQ6      (UNIVERSITY CLUB APARTMENTS) - SERIES 2002B              5/15/2035     5.32              -           -

52908MAD7      LEXINGTON FINANCIAL SERVICES, LLC HEALTH CARE RB -        2/1/2026     5.36      7,725,000   7,725,000

55267KAB3      MOUNT CARMEL PARTNERSHIP PROJECT - SERIES 1994            8/1/2014     5.38      1,095,000   1,095,000

55273XAA9      MCSH REAL ESTATE INVESTORS, LLC                           9/1/2021     5.33              -           -

554485AA0      MACHINING CENTER INC. - SERIES 1997                      10/1/2027     5.42        510,000     510,000

558459QG1      MADISON, WI COMMUNITY DEVELOPMENT AUTHORITY EDA          10/1/2008     5.42        425,000     425,000

569564BW6      CITY OF MARION, IN EDRB (DOLGENCORP, INC. PROJECT)        2/1/2035     5.37      5,000,000   5,000,000

5742165U7      MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES           7/1/2029     5.32      3,460,000   3,460,000
               MAYFAIR VILLAGE RETIREMENT CENTER, INC., KY(VARIABLE

57810*AA8      RATE TERM NOTES) - SERIES 1995                           5/15/2009     5.34              -           -

593834AA2      MIAMI VALLEY REALTY ASSOCIATES - SERIES 1997              6/1/2012     5.42      1,000,000   1,000,000

594478AC3      MICHIGAN EQUITY GROUP LLC                                 4/1/2034     5.37              -           -
               MISSISSIPPI BUSINESS FINANCE CORPORATION IDRB(HOWARD

605275FG6      INDUSTRIES INC. PROJECT) - SERIES 1995                    6/1/2010     5.32              -           -
               MISSISSIPPI BUSINESS FINANCE CORPORATION, IDRB

605275PW0      (LEXTRON-VISTEON LEASING PROJECT) - SERIES 2003          12/1/2027     5.35              -           -
               MISSISSIPPI BUSINESS FINANCE CORPORATION (ATTALA STEEL

605279FF0      INDUSTRIES, LLC PROJECT) - SERIES 2005                    7/1/2020     5.32      3,500,000   3,500,000

607120BX9      MOBILE AIRPORT AUTHORITY RB - SERIES 1999                10/1/2024     5.32      2,935,000   2,935,000

607214AT0      MOBILE, AL SPRINGHILL MEDICAL CLINIC BOARD RB             6/1/2020     5.32     13,385,000  13,385,000

60855TAA4      TRI-PARK VILLAS NOTES - SERIES 2004-A                    10/1/2044     5.32      3,000,000   3,000,000

60855VAA9      BOOKSTORE NOTES - SERIES 2004-A                          10/1/2044     5.32      1,000,000   1,000,000

613643AU9      MONTGOMERY COUNTY, PA (BROOKSIDE MANOR APARTMENTS)       8/15/2031     5.32              -           -

615828AA8      MOORE ORTHOPEDIC CLINIC                                   8/1/2031     5.37              -           -






                                                                  Daily Income Fund -        Pro Forma Combined Daily      % of
                                                                          Money             Income Fund - Money Market     Total
                                                                   Market Portfolio                  Portfolio           Investments
                                                                 -------------------------------------------------------------------
   Security                                                                    Amortized      Shares/       Amortized
    Number                       Security Description             Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------
40414GAA8      HCS & DJS LEASING - SERIES 2004                                  -            -    1,123,500    1,123,500

427422AD2      HERMAN & KITTLE CAPITAL, LLC - SERIES 2005              11,623,200   11,623,200   11,623,200   11,623,200

435304AA8      HOLLAND-SHELTAIR AVIATION FUNDING, LLC -                         -            -    2,300,000    2,300,000

44108XAA4      HOSTUN LLC FLOATER 12/1/2027                             2,805,000    2,805,000    2,805,000    2,805,000

445793AA0      HUNTER'S SQUARE, INC. PROJECT - SERIES 1998                      -            -    3,485,000    3,485,000

454108AA9      INDIAN CREEK CHRISTIAN CHUIRCH INC.                      1,000,000    1,000,000    1,000,000    1,000,000

454795AB1      INDIANA HEALTH & EDL FACS FING VAR 06/01/2019            5,360,000    5,360,000    5,360,000    5,360,000

47777QAA2      JOE HOLLAND  CHEVROLET                                   1,260,000    1,260,000    1,260,000    1,260,000

491787AB3      KENWOOD COUNTY CLUB, INCORPORATED - SERIES 2005          2,925,000    2,925,000    2,925,000    2,925,000

496485AC7      KINGSTON HEALTHCARE COMPANY - SERIES 1997A               2,215,000    2,215,000    2,215,000    2,215,000

501898AA8      LKWP INVESTMENTS, L.L.C. - SERIES 1997                           -            -    1,245,000    1,245,000

502144AA6      LRV ENTERPRISES, LLC - SERIES 1996                         315,000      315,000      315,000      315,000

51015QAA6      LAKE MARY BAY LIMITED PARTNERSHIP - SERIES 2005          4,700,000    4,700,000    4,700,000    4,700,000

51506GAA4      LANDMARK CHURCH OF CHRIST - SERIES 2005                  2,495,000    2,495,000    2,495,000    2,495,000

519042AA3      LAUREN COMPANY, LLC - SERIES 2003                        1,900,000    1,900,000    1,900,000    1,900,000
               HFA OF LEE COUNTY, FL MULTIFAMILY HOUSING RB

52349HAQ6      (UNIVERSITY CLUB APARTMENTS) - SERIES 2002B              1,860,000    1,860,000    1,860,000    1,860,000

52908MAD7      LEXINGTON FINANCIAL SERVICES, LLC HEALTH CARE RB -      12,450,000   12,450,000   20,175,000   20,175,000

55267KAB3      MOUNT CARMEL PARTNERSHIP PROJECT - SERIES 1994                   -            -    1,095,000    1,095,000

55273XAA9      MCSH REAL ESTATE INVESTORS, LLC                          7,610,000    7,610,000    7,610,000    7,610,000

554485AA0      MACHINING CENTER INC. - SERIES 1997                              -            -      510,000      510,000

558459QG1      MADISON, WI COMMUNITY DEVELOPMENT AUTHORITY EDA                  -            -      425,000      425,000

569564BW6      CITY OF MARION, IN EDRB (DOLGENCORP, INC. PROJECT)               -            -    5,000,000    5,000,000

5742165U7      MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES                  -            -    3,460,000    3,460,000
               MAYFAIR VILLAGE RETIREMENT CENTER, INC., KY(VARIABLE

57810*AA8      RATE TERM NOTES) - SERIES 1995                             900,000      900,000      900,000      900,000

593834AA2      MIAMI VALLEY REALTY ASSOCIATES - SERIES 1997                     -            -    1,000,000    1,000,000

594478AC3      MICHIGAN EQUITY GROUP LLC                                6,820,000    6,820,000    6,820,000    6,820,000
               MISSISSIPPI BUSINESS FINANCE CORPORATION IDRB(HOWARD

605275FG6      INDUSTRIES INC. PROJECT) - SERIES 1995                     730,000      730,000      730,000      730,000
               MISSISSIPPI BUSINESS FINANCE CORPORATION, IDRB

605275PW0      (LEXTRON-VISTEON LEASING PROJECT) - SERIES 2003          7,225,000    7,225,000    7,225,000    7,225,000
               MISSISSIPPI BUSINESS FINANCE CORPORATION (ATTALA STEEL

605279FF0      INDUSTRIES, LLC PROJECT) - SERIES 2005                   3,500,000    3,500,000    7,000,000    7,000,000

607120BX9      MOBILE AIRPORT AUTHORITY RB - SERIES 1999                        -            -    2,935,000    2,935,000

607214AT0      MOBILE, AL SPRINGHILL MEDICAL CLINIC BOARD RB                    -            -   13,385,000   13,385,000

60855TAA4      TRI-PARK VILLAS NOTES - SERIES 2004-A                            -            -    3,000,000    3,000,000

60855VAA9      BOOKSTORE NOTES - SERIES 2004-A                                  -            -    1,000,000    1,000,000

613643AU9      MONTGOMERY COUNTY, PA (BROOKSIDE MANOR APARTMENTS)       7,160,000    7,160,000    7,160,000    7,160,000

615828AA8      MOORE ORTHOPEDIC CLINIC                                 10,000,000   10,000,000   10,000,000   10,000,000


                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity    Current     Shares/    Amortized
    Number                       Security Description                     Date       Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------

620806AK5      MOUNT CARMEL EAST PROFESSIONAL OFFICE BUILDING            1/1/2014     5.38      915,000      915,000

620885AA1      MT. CARMEL WEST MEDICAL OFFICE BUILDING - SERIES          8/1/2019     5.38            -            -

62473TAA2      MOUNT ONTARIO HOLDINGS LLC - SERIES 2001                  4/1/2021     5.42    3,145,000    3,145,000

644614LT4      NEW HAPSHIRE HEALTH FLTR 07/01/2035                       7/1/2035     5.28            -            -

645914AD4      NEW JERSEY EDA THERMAL ENERGY FACILITIES RB               9/1/2021     5.32    5,000,000    5,000,000

651897BB5      NEWPORT, KY INDUSTRIAL BUILDING RB                       12/1/2008     5.37    5,600,000    5,600,000

658658AA7      NORTH COAST QUARRY LTD.                                   7/1/2031     5.37    1,000,000    1,000,000

66529MAA2      NORTHERN KENTUCKY CANCER CENTER LLC                       5/1/2024     5.40            -            -

67085YAA0      OHC REAL ESTATE LLC                                      11/1/2026     5.40            -            -

67085YAB8      OHC REAL ESTATE LLC SER B FLT 11/01/2026                 11/1/2026     5.40            -            -

677659CD4      OHIO STATE WATER DEVELOPMENT AUTHORITY RB                12/1/2009     5.38    1,920,000    1,920,000

685749AA1      ORDEAL PROPERTIES LLC - SERIES 1997                      10/1/2012     5.37    2,525,000    2,525,000

701184AH6      PARKER TOWING COMPANY, INC. - SERIES 2006                 6/1/2011     5.37            -            -

708684DZ5      PENNSYLVANIA EDFA TAXABLE DEVELOPMENT RB                  5/1/2021     5.37    1,500,000    1,500,000

74138YAA3      PREVEA CLINIC, INC., - SERIES 2004-A                     12/1/2034     5.30    3,915,000    3,915,000

746642AD9      PUTNAM COUNTY NY IDA IDRB                                 7/1/2032     5.42            -            -

746642AE7      PUTNAM COUNTY NY IDA IDRB                                 7/1/2014     5.42            -            -

761824AA9      REYNOLDS ROAD FITNESS CENTER, INC.                        1/1/2019     5.37            -            -

769429AA9      MAXIMUM PRINCIPLE AMOUNT LIMITED PARTNERSHIP             11/1/2017     5.38      300,000      300,000

771705AA8      ROCHESTER INSTITURE OF TECHNOLOGY, NY RB -               11/1/2021     5.42    4,600,000    4,600,000

784887AA9      SWC PRINCETON, LLC                                        3/1/2032     5.32            -            -

785160AA0      SABER MANAGEMENT LLC                                      7/1/2056     5.37            -            -

786111EU4      SACRAMENTO COUNTY HOUSING AUTHORITY, CA                  5/15/2029     5.40    1,400,000    1,400,000
               ST JOHNS COUNTY IDA TVR FIRST MORTGAGE RB (PRESBYTERIAN

790396AG0      RETIREMENT COMMUNITIES PROJECT) - SERIES 2004B            8/1/2034     5.42    5,600,000    5,600,000

795790AA2      BURTON I. SALTZMAN (DAVE'S SUPERMARKET, INC.              9/1/2008     5.47      380,000      380,000

802757AA2      SANTA ROSA PROPERTY HOLDINGS, LLC - SERIES 2006           8/1/2031     5.37            -            -

810019AA7      SCOTT STREET LAND CO.                                     1/3/2022     5.37            -            -

81140UAA2      SEA ISLAND COMPANY & SEA ISLAND COASTAL                   4/1/2023     5.37   10,000,000   10,000,000

821426AA1      SHELBURNE REALTY & TROY REALTY - SERIES 1996              4/1/2017     5.38    2,680,000    2,680,000

83722NAB8      SOUTHERN CENTRAL COMMUNICATE                              4/1/2018     5.35            -            -

841316AA0      THE SOUTHEAST ALABAMA GAS DISTRICT RB (LATERAL PROJECT)   6/1/2025     5.32            -            -

844090AB6      SOUTHERN UTE INDIAN TRIBE RESERVATION                     1/1/2027     5.38   25,000,000   25,000,000

84550PAA0      SOUTHWESTERN GROUP LIMITED PROJECT - SERIES 2001          7/1/2021     5.35   12,505,000   12,505,000

85228BAA0      ST. ANN'S MEDICAL OFFICE BUILDING LIMITED                11/1/2019     5.38    2,765,000    2,765,000

861817AA2      STONEGATE PARTNERS I, LLC (STONEGATE PARTNERS             6/1/2034     5.38    5,904,000    5,904,000

888236AA4      TIRELESS CORPORATION                                      4/1/2019     5.37            -            -

88971PAA2      TOM RICHARDS, INC. (TEAM LAND, LLC/                      12/1/2016     5.38    4,105,000    4,105,000


                                                                      Daily Income Fund -      Pro Forma Combined Daily    % of
                                                                              Money           Income Fund - Money Market   Total
                                                                       Market Portfolio                Portfolio         Investments
                                                                      --------------------------------------------------------------
   Security                                                                        Amortized      Shares/       Amortized
    Number                       Security Description                 Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------

620806AK5      MOUNT CARMEL EAST PROFESSIONAL OFFICE BUILDING                 -            -      915,000      915,000

620885AA1      MT. CARMEL WEST MEDICAL OFFICE BUILDING - SERIES       2,235,000    2,235,000    2,235,000    2,235,000

62473TAA2      MOUNT ONTARIO HOLDINGS LLC - SERIES 2001                       -            -    3,145,000    3,145,000

644614LT4      NEW HAPSHIRE HEALTH FLTR 07/01/2035                    4,455,000    4,455,000    4,455,000    4,455,000

645914AD4      NEW JERSEY EDA THERMAL ENERGY FACILITIES RB                    -            -    5,000,000    5,000,000

651897BB5      NEWPORT, KY INDUSTRIAL BUILDING RB                             -            -    5,600,000    5,600,000

658658AA7      NORTH COAST QUARRY LTD.                                        -            -    1,000,000    1,000,000

66529MAA2      NORTHERN KENTUCKY CANCER CENTER LLC                    3,045,000    3,045,000    3,045,000    3,045,000

67085YAA0      OHC REAL ESTATE LLC                                    2,560,000    2,560,000    2,560,000    2,560,000

67085YAB8      OHC REAL ESTATE LLC SER B FLT 11/01/2026               1,310,000    1,310,000    1,310,000    1,310,000

677659CD4      OHIO STATE WATER DEVELOPMENT AUTHORITY RB                      -            -    1,920,000    1,920,000

685749AA1      ORDEAL PROPERTIES LLC - SERIES 1997                            -            -    2,525,000    2,525,000

701184AH6      PARKER TOWING COMPANY, INC. - SERIES 2006              3,600,000    3,600,000    3,600,000    3,600,000

708684DZ5      PENNSYLVANIA EDFA TAXABLE DEVELOPMENT RB                       -            -    1,500,000    1,500,000

74138YAA3      PREVEA CLINIC, INC., - SERIES 2004-A                           -            -    3,915,000    3,915,000

746642AD9      PUTNAM COUNTY NY IDA IDRB                              2,885,000    2,885,000    2,885,000    2,885,000

746642AE7      PUTNAM COUNTY NY IDA IDRB                                915,000      915,000      915,000      915,000

761824AA9      REYNOLDS ROAD FITNESS CENTER, INC.                     4,755,000    4,755,000    4,755,000    4,755,000

769429AA9      MAXIMUM PRINCIPLE AMOUNT LIMITED PARTNERSHIP                   -            -      300,000      300,000

771705AA8      ROCHESTER INSTITURE OF TECHNOLOGY, NY RB -                     -            -    4,600,000    4,600,000

784887AA9      SWC PRINCETON, LLC                                     7,000,000   17,000,000   17,000,000   17,000,000

785160AA0      SABER MANAGEMENT LLC                                   0,203,000   10,203,000   10,203,000   10,203,000

786111EU4      SACRAMENTO COUNTY HOUSING AUTHORITY, CA                        -            -    1,400,000    1,400,000

               ST JOHNS COUNTY IDA TVR FIRST MORTGAGE RB (PRESBYTERIAN
790396AG0      RETIREMENT COMMUNITIES PROJECT) - SERIES 2004B         5,000,000    5,000,000   10,600,000   10,600,000

795790AA2      BURTON I. SALTZMAN (DAVE'S SUPERMARKET, INC.                   -            -      380,000      380,000

802757AA2      SANTA ROSA PROPERTY HOLDINGS, LLC - SERIES 2006        4,800,000    4,800,000    4,800,000    4,800,000

810019AA7      SCOTT STREET LAND CO.                                  6,270,000    6,270,000    6,270,000    6,270,000

81140UAA2      SEA ISLAND COMPANY & SEA ISLAND COASTAL                        -            -   10,000,000   10,000,000

821426AA1      SHELBURNE REALTY & TROY REALTY - SERIES 1996                   -            -    2,680,000    2,680,000

83722NAB8      SOUTHERN CENTRAL COMMUNICATE                           6,100,000    6,100,000    6,100,000    6,100,000

841316AA0      THE SOUTHEAST ALABAMA GAS DISTRICT RB (LATERAL PROJECT)7,000,000    7,000,000    7,000,000    7,000,000

844090AB6      SOUTHERN UTE INDIAN TRIBE RESERVATION                          -            -   25,000,000   25,000,000

84550PAA0      SOUTHWESTERN GROUP LIMITED PROJECT - SERIES 2001               -            -   12,505,000   12,505,000

85228BAA0      ST. ANN'S MEDICAL OFFICE BUILDING LIMITED                      -            -    2,765,000    2,765,000

861817AA2      STONEGATE PARTNERS I, LLC (STONEGATE PARTNERS                  -            -    5,904,000    5,904,000

888236AA4      TIRELESS CORPORATION                                   2,360,000    2,360,000    2,360,000    2,360,000

88971PAA2      TOM RICHARDS, INC. (TEAM LAND, LLC/                            -            -    4,105,000    4,105,000


                                                                                             Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity    Current     Shares/    Amortized
    Number                       Security Description                     Date       Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------
894865AA2      TRENDWAY CORPORATION                                     12/1/2026     5.42             -            -

903438AA7      UAI TECHNOLOGIES, INC. - SERIES 1998                      5/1/2018     5.44     1,300,000    1,300,000

919452AA0      VALLEY CITY LINEN CO. - SERIES 1997                       2/1/2027     5.42       695,000      695,000

               WASHINGTON STATE HFC NON-PROFIT HOUSING RB (ROCKWOOD
939783NW2      PROGRAM) - SERIES B                                       1/1/2030     5.32             -            -

93978PDS3      WASHINGTON STATE HFC MHRB (THE VINTAGE AT RICHLAND       1/15/2038     5.36     1,375,000    1,375,000

96683VAA1      WHOLESOME GROUP LLC - SERIES 2005                        10/1/2020     5.37             -            -

96925TAA4      WILLIAM MORRIS REALTY GREYSTONE                           3/1/2032     5.36             -            -

97671RAA2      WISCONSIN HOUSING PRESERVATION CORPORATION                5/1/2035     5.32             -            -

980110AA8      WOODS GROUP TN, LLC                                       9/1/2031     5.38             -            -

983059AA4      JEFF WYLER AUTO FAMILY TVR                                1/2/2026     5.40     3,950,000    3,950,000

                          Total Variable Rate Demand Instruments                             201,832,162  201,832,162

Yankee Certificates of Deposit

00279GD62      ABBEY NATIONAL BANK                                       4/7/2008        -             -            -

00279GWU8      ABBEY NATIONAL BANK YCD                                 11/21/2007     5.27             -            -

0594L6KN4      BANCO BILBAO DE VIZCAYA, YTM 5.3%                       12/20/2007     5.19             -            -

0594L6MG7      BANCO BILBAO DE VIZCAYA                                   5/4/2007     5.32             -            -

0594L7AT0      BANCO BILBAO DE VIZCAYA ARGENTARIA                        4/7/2008        -             -            -

0673P1XK5      BARCLAYS BANK PLC                                        4/24/2007     5.32             -            -

07273YFL9      BAYERISCHE HYPO-UND VEREINSBANK                           4/5/2007     5.30             -            -

07273YFV7      BAYERISCHE HYPO-UND VEREINSBANK                           5/9/2007     5.29             -            -

07273YFV7      BAYERISCHE HYPO-UND VEREINSBANK                           5/9/2007     5.29    25,000,000   25,000,000

13170FCA9      CAYLON                                                   6/15/2007     5.32             -            -

13170FCZ4      CALYON                                                    9/5/2007     5.32             -            -

13606WEA4      CIBC YCD FF TARGET + .14BPS FLOATER                     11/26/2007     5.38             -            -

13606WKP4      CANADIAN IMPERIAL BANK OF COMMERCE                      12/20/2007     5.35             -            -

22536FCF8      CREDIT INDUSTRIEL ET COMMERCIAL                          7/16/2007     5.33             -            -

22536FCX9      CREDIT INDUSTRIEL ET COMMERCIAL                          7/19/2007     5.30             -            -

22550AE27      CREDIT SUISSE                                           12/17/2007     5.38             -            -

22550AT39      CREDIT SUISSE                                             4/5/2007     5.29             -            -

22550AV44      CREDIT SUISSE                                            6/12/2007     5.29             -            -

23322AA34      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB                        4/26/2007     5.29    25,000,000  25,000,000

23322AA83      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB                        4/18/2007     5.29             -            -

25152XCJ7      DEUTSCHE BANK AG                                        10/24/2007     5.41             -            -

25152XCY4      DEUTSCHE BANK N/C                                       12/17/2007     5.34             -            -

25152XES5      DEUTSCHE BANK                                             3/5/2008     5.39             -            -

25152XEU0      DEUTSCHE BANK                                             3/7/2008     5.38             -            -



                                                                      Daily Income Fund -      Pro Forma Combined Daily    % of
                                                                              Money           Income Fund - Money Market   Total
                                                                       Market Portfolio                Portfolio         Investments
                                                                      --------------------------------------------------------------
   Security                                                                        Amortized      Shares/       Amortized
    Number                       Security Description                 Shares/Par      Cost      Pari passu         Cost
------------------------------------------------------------------------------------------------------------------------------------
894865AA2      TRENDWAY CORPORATION                                     1,435,000     1,435,000    1,435,000    1,435,000

903438AA7      UAI TECHNOLOGIES, INC. - SERIES 1998                             -             -    1,300,000    1,300,000

919452AA0      VALLEY CITY LINEN CO. - SERIES 1997                              -             -      695,000      695,000

               WASHINGTON STATE HFC NON-PROFIT HOUSING RB (ROCKWOOD
939783NW2      PROGRAM) - SERIES B                                      3,572,000     3,572,000    3,572,000    3,572,000

93978PDS3      WASHINGTON STATE HFC MHRB (THE VINTAGE AT RICHLAND               -             -    1,375,000    1,375,000

96683VAA1      WHOLESOME GROUP LLC - SERIES 2005                        1,815,000     1,815,000    1,815,000    1,815,000

96925TAA4      WILLIAM MORRIS REALTY GREYSTONE                         15,500,000    15,500,000   15,500,000   15,500,000

97671RAA2      WISCONSIN HOUSING PRESERVATION CORPORATION               1,620,000     1,620,000    1,620,000    1,620,000

980110AA8      WOODS GROUP TN, LLC                                      2,100,000     2,100,000    2,100,000    2,100,000

983059AA4      JEFF WYLER AUTO FAMILY TVR                                       -             -    3,950,000    3,950,000

                          Total Variable Rate Demand Instruments      393,743,200   393,743,200  595,575,362  595,575,362     9.48%

Yankee Certificates of Deposit

00279GD62      ABBEY NATIONAL BANK                                    100,000,000    99,975,440  100,000,000   99,975,440

00279GWU8      ABBEY NATIONAL BANK YCD                                 25,000,000    24,996,843   25,000,000   24,996,843

0594L6KN4      BANCO BILBAO DE VIZCAYA, YTM 5.3%                       50,000,000    49,954,546   50,000,000   49,954,546

0594L6MG7      BANCO BILBAO DE VIZCAYA                                100,000,000   100,000,000  100,000,000  100,000,000

0594L7AT0      BANCO BILBAO DE VIZCAYA ARGENTARIA                     100,000,000    99,980,470  100,000,000   99,980,470

0673P1XK5      BARCLAYS BANK PLC                                       50,000,000    50,000,000   50,000,000   50,000,000

07273YFL9      BAYERISCHE HYPO-UND VEREINSBANK                        200,000,000   200,000,000  200,000,000  200,000,000

07273YFV7      BAYERISCHE HYPO-UND VEREINSBANK                         50,000,000    50,000,000   50,000,000   50,000,000

07273YFV7      BAYERISCHE HYPO-UND VEREINSBANK                                  -             -   25,000,000   25,000,000

13170FCA9      CAYLON                                                 100,000,000   100,000,000  100,000,000  100,000,000

13170FCZ4      CALYON                                                  75,000,000    75,000,000   75,000,000   75,000,000

13606WEA4      CIBC YCD FF TARGET + .14BPS FLOATER                     40,000,000    39,997,484   40,000,000   39,997,484

13606WKP4      CANADIAN IMPERIAL BANK OF COMMERCE                     100,000,000   100,000,000  100,000,000  100,000,000

22536FCF8      CREDIT INDUSTRIEL ET COMMERCIAL                         50,000,000    50,000,000   50,000,000   50,000,000

22536FCX9      CREDIT INDUSTRIEL ET COMMERCIAL                        100,000,000    99,998,513  100,000,000   99,998,513

22550AE27      CREDIT SUISSE                                          100,000,000   100,000,000  100,000,000  100,000,000

22550AT39      CREDIT SUISSE                                          100,000,000   100,000,000  100,000,000  100,000,000

22550AV44      CREDIT SUISSE                                           50,000,000    50,000,000   50,000,000   50,000,000

23322AA34      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB                      125,000,000   125,000,000  150,000,000  150,000,000

23322AA83      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB                      100,000,000   100,000,000  100,000,000  100,000,000

25152XCJ7      DEUTSCHE BANK AG                                        25,000,000    25,000,000   25,000,000   25,000,000

25152XCY4      DEUTSCHE BANK N/C                                       30,000,000    30,000,000   30,000,000   30,000,000

25152XES5      DEUTSCHE BANK                                          100,000,000   100,000,000  100,000,000  100,000,000

25152XEU0      DEUTSCHE BANK                                           50,000,000    50,000,000   50,000,000   50,000,000


                                                                                                Short Term Income Fund
                                                                                                Money Market Portfolio
                                                                                               ------------------------
   Security                                                              Maturity    Current     Shares/    Amortized
    Number                       Security Description                     Date       Coupon    Pari passu      Cost
-----------------------------------------------------------------------------------------------------------------------

40429FPF6      HSH NORDBANK AG                                          7/16/2007     5.33            -            -

40429FQK4      HSH NORDBANK                                             3/13/2008     5.29            -            -

40429FQL2      HSH NORDBANK                                             3/17/2008     5.29            -            -

4823T0BB4      KREDITBANK                                               5/22/2007     5.35            -            -

51488PE46      LANDESBANK BADEN WURTEMBURG, YTM 5.399%                  5/24/2007     5.35            -            -

65556LXG4      NORDDEUTSCHE LANDESBANK GIROZENTRAL                      4/16/2007     5.35            -            -

65556LYG3      NORDDEUTSCHE LANDESBANK GIROZENTRAL, YTM 5.33%           7/16/2007     5.33            -            -

65556LYJ7      NORDDEUTSCHE LANDESBANK GIROZENTRAL                      7/16/2007     5.34            -            -

78009HD97      ROYAL BANK OF CANADA 5.4% 11/09/2007 YCD                 11/9/2007     5.40   20,000,000   20,000,000

78009HQ44      ROYAL BANK OF CANADA                                     6/21/2007     5.32            -            -

8336P16Q8      SOCIETE GENERALE                                        12/17/2007     5.38            -            -

8336P1AL4      SOCIETE GENERALE YCD                                      1/8/2008     5.39            -            -

85324E2Q1      STANDARD CHARTERED PLC                                    4/7/2008        -            -            -

85324E2R9      STANDARD CHARTERED BANK                                   4/7/2008        -            -            -

85324FDT0      STANDARD CHARTERED PLC                                   4/12/2007     5.30            -            -

85324FEA0      STANDARD CHARTERED PLC                                    6/7/2007     5.28            -            -

85324FEM4      STANDARD CHARTERED PLC                                   5/10/2007     5.29   25,000,000   25,000,000

86959EM63      SVENSKA HANDELSBANKEN, YTM 5.33%                        10/26/2007     5.37            -            -

90261XCU4      UBS N/C YCD                                              1/11/2008     5.42            -            -

90263KNM6      UNION BANK OF SWITZERLAND                                 5/7/2007     5.29   30,000,000   30,000,000
                                                                                            -----------  -----------
                            Total Yankee Certificates of Deposit                            125,000,000  125,000,000

Repurchase
Agreement

70UBSKD02      UBS Securities, LLC, purchased on
               03/30/07, repurchase proceeds at
               maturity $10,004,433 (Collateralized by
               $43,515,000, GNMA, 5.50% to 9.00%, due
               04/15/14 to 04/20/35, value
               $10,200,413.06)                                           4/2/2007     5.32            -            -
                                                                                            -----------  -----------
                              Total Repurchase Agreement                                              -            -
                                                                                            -----------  -----------
                                        Total Portfolio                                     642,667,162  642,316,122
                                                                                            ===========  ===========



                                                                     Daily Income Fund -      Pro Forma Combined Daily    % of
                                                                           Money           Income Fund - Money Market   Total
                                                                    Market Portfolio                Portfolio         Investments
                                                                 ----------------------------------------------------------------
   Security                                                                     Amortized      Shares/       Amortized
    Number                       Security Description              Shares/Par      Cost      Pari passu         Cost
---------------------------------------------------------------------------------------------------------------------------------

40429FPF6      HSH NORDBANK AG                                   50,000,000      50,000,000     50,000,000     50,000,000

40429FQK4      HSH NORDBANK                                     100,000,000      99,990,642    100,000,000     99,990,642

40429FQL2      HSH NORDBANK                                      50,000,000      49,995,284     50,000,000     49,995,284

4823T0BB4      KREDITBANK                                        15,000,000      15,000,000     15,000,000     15,000,000

51488PE46      LANDESBANK BADEN WURTEMBURG, YTM 5.399%           18,000,000      17,996,344     18,000,000     17,996,344

65556LXG4      NORDDEUTSCHE LANDESBANK GIROZENTRAL               25,000,000      25,000,000     25,000,000     25,000,000

65556LYG3      NORDDEUTSCHE LANDESBANK GIROZENTRAL, YTM 5.33%    50,000,000      50,000,358     50,000,000     50,000,358

65556LYJ7      NORDDEUTSCHE LANDESBANK GIROZENTRAL               50,000,000      50,000,000     50,000,000     50,000,000

78009HD97      ROYAL BANK OF CANADA 5.4% 11/09/2007 YCD          25,000,000      25,000,000     45,000,000     45,000,000

78009HQ44      ROYAL BANK OF CANADA                              50,000,000      50,000,000     50,000,000     50,000,000

8336P16Q8      SOCIETE GENERALE                                 100,000,000     100,000,000    100,000,000    100,000,000

8336P1AL4      SOCIETE GENERALE YCD                              50,000,000      50,000,000     50,000,000     50,000,000

85324E2Q1      STANDARD CHARTERED PLC                           100,000,000      99,985,150    100,000,000     99,985,150

85324E2R9      STANDARD CHARTERED BANK                           50,000,000      49,989,005     50,000,000     49,989,005

85324FDT0      STANDARD CHARTERED PLC                            50,000,000      50,000,000     50,000,000     50,000,000

85324FEA0      STANDARD CHARTERED PLC                            50,000,000      50,000,000     50,000,000     50,000,000

85324FEM4      STANDARD CHARTERED PLC                                     -               -     25,000,000     25,000,000

86959EM63      SVENSKA HANDELSBANKEN, YTM 5.33%                  70,000,000      69,987,503     70,000,000     69,987,503

90261XCU4      UBS N/C YCD                                       50,000,000      50,000,000     50,000,000     50,000,000

90263KNM6      UNION BANK OF SWITZERLAND                         50,000,000      50,000,000     80,000,000     80,000,000

                        Total Yankee Certificates of Deposit  2,823,000,000   2,822,847,582  2,948,000,000  2,947,847,582    46.94%
Repurchase
Agreement

70UBSKD02      UBS Securities, LLC, purchased on
               03/30/07, repurchase proceeds at
               maturity $10,004,433 (Collateralized by
               $43,515,000, GNMA, 5.50% to 9.00%, due
               04/15/14 to 04/20/35, value
               $10,200,413.06)                                   10,000,000      10,000,000     10,000,000     10,000,000

                              Total Repurchase Agreement         10,000,000      10,000,000     10,000,000     10,000,000      0.16%

                                                                                                                            100.00%
                                         Total Portfolio      5,643,471,200   5,637,304,703  6,286,138,362  6,279,620,825



             See Notes to Pro Forma Financial Statements (Unaudited)

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS MARCH 31, 2007 (UNAUDITED)

1.       BASIS OF COMBINATION

         At a meeting of the Board of Directors of Short Term Income Fund, Inc. ("STIF"), the Board approved Plans of Reorganization and Liquidation, pursuant to which, subject to approval by its shareholders, STIF will transfer all of the assets and liabilities of its two portfolios, the Money Market Portfolio ("MM STIF") and the U.S. Government Portfolio ("GOV STIF"), to the Money Market Portfolio ("MM DIF") and the U.S. Treasury Portfolio ("UST DIF") of Daily Income Fund, respectively, in exchange for shares of MM DIF and UST DIF (the "Reorganization"). The Reorganization will account for each exchange between portfolios as a tax-free merger of investment companies.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang Asset Management, LLC ("RTAM") fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Cortland Trust, Inc. ("Cortland"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the appropriate portfolios of DIF. The participation of DTIF and Cortland in the Reorganization is contingent upon approval by the shareholders of those funds. The Reorganization will be consummated with respect to those funds that receive approval from shareholders and is not contingent on the participation of all of the proposed funds.

         The unaudited Pro Forma Statement of Assets and Liabilities, Pro Forma Statement of Operations and Pro Forma Portfolio of Investments reflect the accounts of MM STIF and MM DIF at and for the twelve months ended March 31, 2007 ("Pro Forma Statements"). The Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Portfolio of Investments assume that the Reorganization is consummated after the close of business on March 31, 2007. The Pro Forma Statement of Operations assumes that the Reorganization was consummated at the beginning of the fiscal year ended March 31, 2007.

         In conjunction with the Reorganization and the exchange between MM STIF and MM DIF, MM DIF will be considered the accounting survivor.

         Reich & Tang Asset Management, LLC will pay all the costs associated with the Reorganization. Therefore the Pro Forma Statements do not reflect these expenses.

         The Pro Forma Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of MM DIF and MM STIF included in their respective Statements of Additional Information.

2.       VALUATION

         The portfolio securities of MM DIF and MM STIF are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3.       CAPITAL SHARES

         The Pro Forma Combined net asset value per share assumes the issuance of additional shares of MM DIF which would have been issued at March 31, 2007, in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2007 net asset value per share of MM DIF of $1.00.

         The Pro Forma number of shares outstanding are determined as follows:

Shares of MM DIF:
Short Term Income Shares                                57,096,721
Investor Shares                                        151,946,857
Retail Shares                                          897,903,953
Additional Shares to be issued to MM STIF:
Short Term Income Shares                               289,178,982
Investor Shares                                        185,869,562
Retail Class                                           170,454,125
Pro Forma
Shares Outstanding of MM DIF:
Short Term Income Shares Class                         346,275,703
Investor Class                                         337,816,419
Retail Class                                         1,068,358,078

         The Pro Forma Statements assume that all shares of MM STIF outstanding on March 31, 2007, were exchanged, tax free, for shares of MM DIF.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of MM DIF, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of MM DIF and MM STIF combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contracts in effect for MM DIF at the level of assets of the combined fund for the stated period.

                                                    PRO FORMA FINANCIAL STATEMENTS
                                 Statements of Assets and Liabilities as of March 31, 2007 (Unaudited)

                                             Short Term
                                              Income
                                             Fund-U.S.                                   Daily Income Fund-
                                            Government                                   U.S Treasury
                                             Portfolio                                   Portfolio
                                         ----------------                             ----------------
Assets:
       Investments in securities, at
       amortized cost (Note 2)           $  249,922,275                               $ 1,037,546,374
       Cash                                     922,507                                       304,157
       Prepaid Expenses                          21,134                                        46,909
       Accrued interest rec'ble                 477,577                                     1,328,102
                                         ----------------                             ----------------
             Total Assets                   251,343,493                                 1,039,225,542
                                         ----------------                             ----------------

Liabilities:
       Due to Affiliates                        156,267                                       183,359
       Accrued expenses                         109,278                                       137,563
       Dividends Payable                        327,642                                     2,111,391
       Other                                     27,663                                         4,052
                                         ----------------                             ----------------
             Total Liabilities                  620,850                                     2,436,365
                                         ----------------                             ----------------
       Net Assets                        $  250,722,643                                $1,036,954,177
                                         ================                             ================

Source of Net Assets:
       Net capital paid in on shares
       of capital stock (Note 3)         $  250,722,643                               $ 1,036,954,177
                                         ----------------                             ----------------
       Net Assets                        $  250,722,643                                $1,036,954,177
                                         ================                             ================
       Net Asset Value, per Share
       (Note 3):
          Short Term Income Fund-U.S.                     Shares
       Government Portfolio                Net Assets     Outstanding         NAV
                                         ------------------------------------------
       Class A                             $146,217,931      146,217,931      1.00
       Class B                              104,504,712      104,504,712      1.00
                                         ----------------------------------
                                           $250,722,643      250,722,643
                                         ==================================


       Daily Income Fund-U.S Treasury Portfolio                  Net Assets          Shares          NAV
                                                                                  Outstanding
                                                               -------------------------------------------
       Institutional Svc                                      $   248,961,585      248,961,585       1.00
       Institutional                                              590,254,090      590,254,090       1.00
       Pinnacle                                                    39,627,911       39,627,911       1.00
       Investor                                                   134,910,723      134,910,723       1.00
       S/T Income                                                  22,663,323       22,663,323       1.00
       Retail                                                         371,545          371,545       1.00
                                                               --------------   --------------
                                                              $ 1,036,789,177   1,036,789,177
                                                               ==============   ==============

       Proforma Combined Daily Income Fund-U.S Government Portfolio

       Institutional Svc
       Institutional
       Pinnacle
       Investor
       S/T Income
       Retail





                                                                                     Proforma  Combined
                                                           Pro                         Daily Income
                                                          Forma                        Fund-U.S
                                                          Adjust                       Government
                                                          ments                         Portfolio
                                                         --------                     ----------------
Assets:
       Investments in securities, at
       amortized cost (Note 2)                                -                        1,287,468,649
       Cash                                                   -                            1,226,664
       Prepaid Expenses                                       -                               68,043
       Accrued interest rec'ble                               -                            1,805,679
                                                         --------                     ----------------
             Total Assets                                     0                        1,290,569,035
                                                         --------                     ----------------

Liabilities:
       Due to Affiliates                                      -                              339,626
       Accrued expenses                                       -                              246,841
       Dividends Payable                                      -                            2,439,033
       Other                                                  -                               31,715
                                                         --------                     ----------------
             Total Liabilities                                0                            3,057,215
                                                         --------                     ----------------
       Net Assets                                                                      1,287,511,820
                                                         ========                     ================

Source of Net Assets:
       Net capital paid in on shares
       of capital stock (Note 3)                              0                        1,287,511,820
                                                         --------                     ----------------
       Net Assets                                                                      1,287,511,820
                                                         --------                     ================
       Net Asset Value, per Share
       (Note 3):
          Short Term Income Fund-U.S.
       Government Portfolio

       Class A
       Class B





       Daily Income Fund-U.S Treasury Por


       Institutional Svc
       Institutional
       Pinnacle
       Investor
       S/T Income
       Retail



                                                                                                   Shares
       Proforma Combined Daily Income Fund U.S Government Portfolio              Net Assets       Outstanding        NAV
                                                                               -------------------------------------------
       Institutional Svc                                                        $   248,961,585     248,961,585      1.00
       Institutional                                                                590,254,090     590,254,090      1.00
       Pinnacle                                                                      39,627,911      39,627,911      1.00
       Investor                                                                     239,415,435     239,415,435      1.00
       S/T Income                                                                   168,881,254     168,881,254      1.00
       Retail                                                                           371,545         371,545      1.00
                                                                               ----------------  ---------------
                                                                                $ 1,287,511,820   1,287,511,820
                                                                               ================  ===============


             See Notes to Pro Forma Financial Statements (Unaudited)

 Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)


                                                       Short Term Income        Daily                               Pro Forma
                                                       Fund, Inc. - US       Income Fund -                        Combined Daily
                                                          Government          US Treasury      Pro Forma        Income Fund - US
                                                          Portfolio            Portfolio      Adjustments      Treasury Portfolio
                                                       ----------------      -------------   ------------      ------------------
     INVESTMENT INCOME
     Income:
       Interest
     Expenses: (Note 4)                                  $  21,714,364      $  46,034,837    $         -        $  67,749,201
                                                       ----------------     -------------    ------------       -----------------
       Investment management fee                             1,114,985          1,083,718       (609,792)  (a)      1,588,911
       Administration fee                                      884,087            451,549       (673,590)  (b)        662,046
       Shareholder servicing fee (Institutional
       Service shares)                                               -            553,034              -              553,034
       Shareholder servicing fee (Investor Shares)                   -             24,314        544,704   (c)        569,018
       Shareholder servicing fee (Short-Term Income
       Shares)                                                 507,781             17,918              -              525,699
       Shareholder servicing fee (Retail Shares)                     -                304              -                  304
       Distribution fee (Investor Shares)                            -             19,451        435,763   (d)        455,214
       Distribution fee (Short-Term Income Shares)                   -             32,253        914,005   (e)        946,258
       Distribution fee (Retail Shares)                              -                790              -                  790
       Custodian expenses                                       35,009             36,508           (327)  (f)         71,190
       Shareholder servicing and related shareholder
       expenses                                                299,871            207,279        (40,694)  (f)        466,456
       Legal, compliance and filing fees                       143,274            110,906        (65,520)  (f)        188,660
       Audit and accounting                                   158,466             113,288        (61,018)  (f)        210,736
       Trustees' fees and expenses                              30,510             54,364         (1,040)  (f)         83,834
       Other                                                    25,357             26,478        (14,343)  (f)         37,492
                                                       ----------------     -------------    ------------       -----------------
       Total expenses                                        3,199,340          2,732,154        428,148            6,359,642
            Less:  Fees waived                                       -           (269,880)      (436,802)  (g)       (706,682)
                       Expense paid indirectly                 (13,276)           (10,096)        23,372   (f)              -
                                                       ----------------     -------------    ------------       -----------------
       Net expenses                                          3,186,064          2,452,178         14,718            5,652,960
                                                       ----------------     -------------    ------------       -----------------
       Net investment income                                18,528,300         43,582,659        (14,718)          62,096,241

     REALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                         -                   -             -                    -
                                                       ----------------     -------------    ------------       -----------------
     Increase in net assets from operations              $  18,528,300      $  43,582,659    $   (14,718)       $  62,096,241
                                                       ----------------     -------------    ------------       -----------------

    (a) Adjustment reflects a change in Management Fee structure.
    (b) Adjustment reflects a change in Administrative Fee structure.
    (c) Adjustment reflects a change in Shareholder Servicing due to the exchange of Short Term Income Fund - Class B to Investor
        Shares
    (d) Adjustment reflects a change in Distribution fee due to the exchange of Short Term Income Fund - Class B to Investor Shares
    (e) Adjustment reflects a change in Distribution fee due to the exchange of Short Term Income Fund - Class A to Short Term
        Income Shares (f)Adjustment reflects a changes in Operating expenses from merger.
    (g) Contractual fee waivers in effect to maintain expense ratios of individual classes.


             See Notes to Pro Forma Financial Statements (Unaudited)

 Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)
           Portfolio of Investments as of March 31, 2007 (Unaudited)


                                                                                 Short Term Income
                                                                               Fund-U.S. Government            Daily Income Fund -
                                                                                   Portfolio                   Treasury Portfolio
                                                                              -------------------------    -------------------------
    Security                                             Maturity   Current                   Amortized                  Amortized
     Number            Security Description                Date     Coupon    Shares/Par         Cost       Shares/Par     Cost
     ------            --------------------                ----     ------    ----------         ----       ----------     ----
U.S. Government Obligations
       912828CG3  U.S. TREASURY NOTE, YTM 4.94%         5/15/2007    3.13     $          -   $         -     55,000,000   54,884,570
       912828CG3  U.S. TREASURY NOTE, YTM 5.02%         5/15/2007    3.13       20,000,000    19,956,021     25,000,000   24,945,027
       912828CG3  U.S. TREASURY NOTE, YTM 5.06%         5/15/2007    3.13       15,000,000    14,966,254     20,000,000   19,955,005
       912795ZA2  U.S. TREASURY BILL, YTM 4.89%          4/5/2007       -                -             -    425,000,000  424,767,194
       912795ZA2  U.S. TREASURY BILL, YTM 4.88%          4/5/2007       -                -             -     10,000,000    9,994,578
                                                                          ----------------------------------------------------------
                      U.S. Government Obligations                               35,000,000    34,922,275    535,000,000  534,546,374

Repurchase Aggrement

                  Annaly Mortgage Management,
                  Inc., purchased on
                  3/30/07,repurchase proceeds at
                  maturity $100,044,500
                  (Collateralized by
                  $102,000,000, GNMA 5.00% to
                  6.00%, due 3/20/34 to 10/20/34,
       15ANMKD02  value $101,529,230                     4/2/2007    5.34      100,000,000   100,000,000              -            -

                  Merrill Lynch Pierce Fenner &
                  Smith Co., purchased on
                  3/30/07, repurchase proceeds
                  at maturity $105,045,063
                  (Collateralized by
                  $105,840,000, U.S. Treasury
                  Note, 4.875 1/31/09, value
       33MERKD02  $107,104,865)                          4/2/2007    5.15                -             -    105,000,000  105,000,000

                  UBS Securities, LLC, purchased
                  on 3/30/07, repurchase proceeds at
                  maturity $110,047,117
                  (Collateralized by $251,649,000
                  TINT, 0.000% due 5/15/20 to 2/15/28,
                  value $105,683,838, TPRX, 5.375%,
       70UBSKD02  due 2/15/31, value $6,516,945)         4/2/2007    5.14                -             -    110,000,000  110,000,000

                  UBS Securities, LLC, purchased on
                  3/30/07, repurchase proceeds
                  at maturity $52,023,053
                  (Collateralized by $53,040,358,
                  GNMA, 4.50% to 11.50%, due 6/15/08 to
       70UBSKD02  3/20/37, value $52,797,714)            4/2/2007    5.32       52,000,000    52,000,000              -            -

                  Bank of America, purchased on 3/30/07,
                  repurchase proceeds at maturity
                  $93,039,525 (Collateralized by
                  $94,655,000, U.S.Treasury Note, 4.375%
       80BOAKD02  due 1/31/08 value $94,860,370)         4/2/2007    5.10                -             -     93,000,000   93,000,000




                                                          Pro forma Combined Daily       % of
                                                            Income Fund - Treasury      Total
                                                                 Portfolio            Investments
                                                           ------------------------   -----------
    Security                                                             Amortized
     Number            Security Description              Shares/Par        Cost
     ------            --------------------              ----------        ----
U.S. Government Obligations
       912828CG3  U.S. TREASURY NOTE, YTM 4.94%            55,000,000     54,884,570
       912828CG3  U.S. TREASURY NOTE, YTM 5.02%            45,000,000     44,901,048
       912828CG3  U.S. TREASURY NOTE, YTM 5.06%            35,000,000     34,921,259
       912795ZA2  U.S. TREASURY BILL, YTM 4.89%           425,000,000    424,767,194
       912795ZA2  U.S. TREASURY BILL, YTM 4.88%            10,000,000      9,994,578
                                                        -----------------------------
                      U.S. Government Obligations         570,000,000    569,468,649     44.23%

Repurchase Aggrement

                  Annaly Mortgage Management,
                  Inc., purchased on
                  3/30/07,repurchase proceeds at
                  maturity $100,044,500
                  (Collateralized by
                  $102,000,000, GNMA 5.00% to
                  6.00%, due 3/20/34 to 10/20/34,
       15ANMKD02  value $101,529,230                      100,000,000    100,000,000

                  Merrill Lynch Pierce Fenner &
                  Smith Co., purchased on
                  3/30/07, repurchase proceeds
                  at maturity $105,045,063
                  (Collateralized by
                  $105,840,000, U.S. Treasury
                  Note, 4.875 1/31/09, value
       33MERKD02  $107,104,865)                           105,000,000    105,000,000

                  UBS Securities, LLC, purchased
                  on 3/30/07, repurchase proceeds at
                  maturity $110,047,117
                  (Collateralized by $251,649,000
                  TINT, 0.000% due 5/15/20 to 2/15/28,
                  value $105,683,838, TPRX, 5.375%,
       70UBSKD02  due 2/15/31, value $6,516,945)          110,000,000    110,000,000

                  UBS Securities, LLC, purchased on
                  3/30/07, repurchase proceeds
                  at maturity $52,023,053
                  (Collateralized by $53,040,358,
                  GNMA, 4.50% to 11.50%, due 6/15/08 to
       70UBSKD02  3/20/37, value $52,797,714)              52,000,000     52,000,000

                  Bank of America, purchased on 3/30/07,
                  repurchase proceeds at maturity
                  $93,039,525 (Collateralized by
                  $94,655,000, U.S.Treasury Note, 4.375%
       80BOAKD02  due 1/31/08 value $94,860,370)           93,000,000     93,000,000


                                                                             Short Term Income
                                                                           Fund-U.S. Government             Daily Income Fund -
                                                                               Portfolio                    Treasury Portfolio
                                                                          -------------------------     -------------------------
    Security                                             Maturity Current                 Amortized                     Amortized
     Number            Security Description                Date   Coupon  Shares/Par         Cost        Shares/Par        Cost
     ------            --------------------                ----   ------  ----------         ----        ----------        ----
                  Bank of America, purchased on 3/30/07,
                  repurchase proceeds at maturity
                  $3,001,313 (Collateralized by
                  $3,060,000 3.144%, due 5/16/20,
       80BOAKD02  value $3,052,063                       4/2/2007  5.25      3,000,000     3,000,000               -               -

                  Bear Stearns & Co., purchased
                  on 3/30/07, repurchase
                  proceeds at maturity
                  $255,113,050 (Collateralized
                  by $335,346,282, GNMA, 3.50%
                  to 13.00%, due 9/15/07 to
       90BSSKD02  3/20/37, value $259,812,028            4/2/2007  5.32     60,000,000    60,000,000     195,000,000     195,000,000
                                                                         -------------  ------------  --------------  --------------

                      Total Repurchase Agreements                          215,000,000   215,000,000     503,000,000     503,000,000
                                                                         -------------  ------------  --------------  --------------
                                  Total Portfolio                         $250,000,000  $249,922,275  $1,038,000,000  $1,037,546,374
                                                                         =============  ============  ==============  ==============




                                                         Pro forma Combined Daily         % of
                                                           Income Fund - Treasury        Total
                                                                Portfolio              Investments
                                                          -------------------------    -----------
    Security                                                                Amortized
     Number            Security Description                Shares/Par          Cost
     ------            --------------------                 ----------         ----
                  Bank of America, purchased on 3/30/07,
                  repurchase proceeds at maturity
                  $3,001,313 (Collateralized by
                  $3,060,000 3.144%, due 5/16/20,
       80BOAKD02  value $3,052,063                              3,000,000      3,000,000

                  Bear Stearns & Co., purchased
                  on 3/30/07, repurchase
                  proceeds at maturity
                  $255,113,050 (Collateralized
                  by $335,346,282, GNMA, 3.50%
                  to 13.00%, due 9/15/07 to
       90BSSKD02  3/20/37, value $259,812,028                 255,000,000    255,000,000
                                                           --------------  --------------

                      Total Repurchase Agreements             718,000,000     718,000,000    55.77%
                                                           --------------  --------------
                                  Total Portfolio          $1,288,000,000  $1,287,468,649   100.00%
                                                           ==============  ==============


                         See Notes to Pro Forma Financial Statements (Unaudited)

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS MARCH 31, 2007 (UNAUDITED)

5.       BASIS OF COMBINATION

         At a meeting of the Board of Directors of Short Term Income Fund, Inc. ("STIF"), the Board approved Plans of Reorganization and Liquidation, pursuant to which, subject to approval by its shareholders, STIF will transfer all of the assets and liabilities of its two portfolios, the STIF Money Market Portfolio ("MM STIF") and U.S. Government Portfolio ("GOV STIF"), to the Money Market Portfolio ("MM DIF") and the U.S. Treasury Portfolio ("UST DIF") of Daily Income Fund, respectively, in exchange for shares of MM DIF and UST DIF (the "Reorganization"). The Reorganization will account for each exchange between portfolios as a tax-free merger of investment companies.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang Asset Management, LLC ("RTAM") fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Cortland Trust, Inc. ("Cortland"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the appropriate portfolios of DIF. The participation of DTIF and Cortland in the Reorganization is contingent upon approval by the shareholders of those funds. The Reorganization will be consummated with respect to those funds that receive approval from shareholders and is not contingent on the participation of all of the proposed funds.

         The unaudited Pro Forma Statement of Assets and Liabilities, Pro Forma Statement of Operations and Pro Forma Portfolio of Investments reflect the accounts of GOV STIF and UST DIF at and for the twelve months ended March 31, 2007 ("Pro Forma Statements"). The Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Portfolio of Investments assume that the Reorganization is consummated after the close of business on March 31, 2007. The Pro Forma Statement of Operations assumes that the Reorganization was consummated at the beginning of the fiscal year ended March 31, 2007.

         In conjunction with the Reorganization and the exchange between GOV STIF and UST DIF, UST DIF will be considered the accounting survivor.

         Reich & Tang Asset Management, LLC will pay all the costs associated with the Reorganization. Therefore the Pro Forma Statements do not reflect these expenses.

         The Pro Forma Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of UST DIF and GOV STIF included in their respective Statements of Additional Information.

6.       VALUATION

         The portfolio securities of UST DIF and GOV STIF are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

7.       CAPITAL SHARES

         The Pro Forma Combined net asset value per share assumes the issuance of additional shares of UST DIF which would have been issued at March 31, 2007, in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2007 net asset value per share of UST DIF of $1.00.

         The Pro Forma number of shares outstanding are determined as follows:

Shares of UST DIF:
 Short Term Income Shares                       22,663,323
 Investor Shares                               134,910,723
Additional Shares to be issued to GOV STIF:
 Short Term Income Shares                      146,217,931
 Investor Shares                               104,504,712
Pro Forma
Shares Outstanding of UST DIF:
 Short Term Income Shares                      168,881,254
 Investor Shares                               239,415,435


         The Pro Forma Statements assume that all shares of GOV STIF outstanding on March 31, 2007, were exchanged, tax free, for shares of UST DIF.

8.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of UST DIF, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of UST DIF and GOV STIF combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contracts in effect for UST DIF at the level of assets of the combined fund for the stated period.

        E.       Federal Income Tax

         Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                                                                       EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Money Market Portfolio series of the Short Term Income Fund, Inc. (the "Fund"), a Maryland corporation, and the Money Market Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment management companies; and

         WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

         WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

         NOW,  THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties agree as follows:

         1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

         2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

         3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

         The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

         4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

         5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

         The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

         6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

         7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

         8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

         If, at the Closing Date, the Fund is unable to make delivery under this
Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

         9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

         10. The obligations of the Trust hereunder shall be subject to the following conditions:

         A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

         B. The Trust shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

         C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

         D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

         E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

         11. The obligations of the Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

         B. The Fund shall have received an opinion dated the Closing Date of [Paul, Hastings, Janofsky & Walker LLP], to the effect that (i) the Trust is a validly existing Maryland business trust under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

         C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

         D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

         (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

         (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

         (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

         (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

         (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

         (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

         (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

         E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         12. The Fund hereby represents and warrants that:

         (a) The financial statements of the Fund as of August 31, 2006, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from September 1, 2006, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

         (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

         (e) The Fund is a validly existing Maryland Corporation;

         (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended August 31, 2006, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

         (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

         (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

         (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

         (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

         (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

         (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

         (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

         (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

         13. The Trust hereby represents and warrants that:

         (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

         (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

         (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

         (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

         (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

         (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

         (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

         (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

         14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

         (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

         (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

         (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

         15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

         16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

         17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

         18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                     SHORT TERM INCOME FUND, INC.
                                     on behalf of the Money Market Portfolio



                                     By:  /s/ Steven W. Duff
                                          ------------------------------------
                                     Name: Steven W. Duff
                                     Title:   President
Attest:

/s/
--------------------------------
                                     DAILY INCOME FUND
                                     on behalf of the Money Market Portfolio



                                     By:  /s/ Steven W. Duff
                                          ------------------------------------
                                     Name: Steven W. Duff
                                     Title:   President
Attest:

/s/
--------------------------------

                                                                       EXHIBIT B

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the U.S. Government Portfolio series of the Short Term Income Fund, Inc. (the "Fund"), a Maryland corporation, and U.S. Treasury Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment management companies; and

         WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

         WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

         1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

         2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

         3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

         The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

         4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

         5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

         The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

         6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

         7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

         8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

         If, at the Closing Date, the Fund is unable to make delivery under this
Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

         9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

         10. The obligations of the Trust hereunder shall be subject to the following conditions:

         A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

         B. The Trust shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

         C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

         D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

         E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

         11. The obligations of the Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

         B. The Fund shall have received an opinion dated the Closing Date of [Paul, Hastings, Janofsky & Walker LLP], to the effect that (i) the Trust is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

         C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

         D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

         (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

         (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

         (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

         (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

         (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

         (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

         (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

         E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         12. The Fund hereby represents and warrants that:

         (a) The financial statements of the Fund as of August 31, 2006, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from September 1, 2006, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

         (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

         (e) The Fund is a validly existing Maryland Corporation;

         (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended August 31, 2006, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

         (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

         (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

         (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

         (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

         (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

         (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

         (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

         (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

         13. The Trust hereby represents and warrants that:

         (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

         (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

         (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

         (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

         (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

         (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

         (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

         (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

         14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

         (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

         (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

         (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

         15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

         16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

         17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

         18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                    SHORT TERM INCOME FUND, INC.
                                    on behalf of the U.S. Government Portfolio



                                    By:  /s/ Steven W. Duff
                                         --------------------------------------
                                    Name: Steven W. Duff
                                    Title:   President
Attest:

/s/
------------------------------
                                    DAILY INCOME FUND
                                    on behalf of the U.S. Treasury Portfolio



                                    By:  /s/ Steven W. Duff
                                         --------------------------------------
                                    Name: Steven W. Duff
                                    Title:   President
Attest:

/s/
------------------------------

                                     PART C
                                OTHER INFORMATION

Item 15.          Indemnification

         The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 16.    Exhibits

     (1) Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

     (1.a) Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (2) Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (3)    Not applicable.

     (4) Agreements and Plans of Reorganization and Liquidation are filed herewith as Exhibits A and B of this N-14.

     (5)    Not applicable.

     (6) Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (6.a) Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

     (7) Form of Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (7.a) Distribution Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (7.b) Distribution Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (8)    Not applicable.

     (9) Custody Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

     (9.a) Amendment to the Custody Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (9.b) Amendment to Schedule I of the Custody agreement dated April 25, 2007, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (10) Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006 and May 22, 2007 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (10.a) Distribution and Service Plan (relating to the Advantage Class
            Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (10.b) Distribution and Service Plan (relating to the money market Xpress
            Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (10.c) Distribution Agreements between the Registrant and Reich & Tang
            Distributors, Inc. (see Exhibit 7 - 7.b)

     (10.d) Form of Amended and Restated Shareholder Servicing Agreement dated
            October 30, 2000, as amended and restated on July 20, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (10.e) Shareholder Servicing Agreement (relating to the Advantage Class
            Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (10.f) Shareholder Servicing Agreement (relating to the money market Xpress
            Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (11) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued is filed herewith.

     (12) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters is filed herewith.

     (13) Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (13.a) Amendment to the Administrative Services Agreement dated July 20,
            2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

     (13.b) Transfer Agency Agreement and Addendum to the Transfer Agency
            Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

     (13.c) Fund Accounting Agreement between the Registrant and The Bank of New
            York filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

     (13.d) Amendment to the Fund Accounting Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (13.e) Cash Management Agreement and Related Services Agreement between the
            Registrant and The Bank of New York filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

     (13.f) Amendment to the Cash Management Agreement and Related Services
            Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (13.g) Form of Amended and Restated Expense Limitation Agreement dated May
            22, 2007 among the Registrant, on behalf of the Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Shares Class, Retail Class and Pinnacle Class filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (14) Consent of Independent Registered Public Accounting Firm is filed herewith.

     (15)   Not applicable.

     (16) Powers of Attorney for Edward A. Kuczmarski, Albert R. Dowden, Carl Frischling, William Lerner, James L. Schultz, Dr. W. Giles Mellon, Dr. Yung Wong and Robert Straniere filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

     (17) Amendment No. 12 to Rule 18f-3 Multi-Class Plan filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (17.a) Form of Proxy ballot for the Short Term Income Fund, Inc. is filed herewith.

     (17.b) Prospectus and Statement of Additional Information for the Daily
            Income Fund filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

     (17.c) Prospectus and Statement of Additional Information for the Short
            Term Income Fund, Inc. filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A on December 29, 2006, and incorporated herein by reference.

     (17.d) Audited Financial Statements for the fiscal year ended March 31,
            2007, for the Daily Income Fund, filed with the Annual Report on Form N-CSR on June 8, 2007, and incorporated herein by reference.

     (17.e) Audited Financial Statements for the fiscal year ended August 31,
            2006, for the Short Term Income Fund, Inc., filed with the Annual Report on Form N-CSR on November 2, 2006, and incorporated herein by reference.

     (17.f) Financial Statements for the semi-annual period ended February 28, 2007, for the Short Term Income Fund, Inc., filed with the Semi-Annual Report on Form N-CSR on May 4, 2007, and incorporated herein by reference.

Item 17.    Undertakings

 (1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 3rd day of August, 2007.


                                            DAILY INCOME FUND


                                            By:      /s/ Steven W. Duff
                                                     ---------------------------
                                                     Steven W. Duff
                                                     President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

         SIGNATURE                              TITLE                       DATE
         ---------                              -----                       ----


(1)      Principal Executive Officer

         /s/ Steven W. Duff                     President         August 3, 2007
         -------------------------------
         Steven W. Duff


(2)      Principal Financial and
         Accounting Officer


         /s/ Anthony Pace
         -------------------------------
         Anthony Pace                           Treasurer         August 3, 2007


(3)      Board of Trustees


         /s/ Steven W. Duff                     Trustee           August 3, 2007
         -------------------------------
         Steven W. Duff

         Albert R. Dowden*                      Trustee
         Carl Frischling*                       Trustee
         Dr. W. Giles Mellon*                   Trustee
         Dr. Yung Wong*                         Trustee
         Robert Straniere*                      Trustee
         Edward A. Kuczmarski*                  Trustee
         William Lerner*                        Trustee
         James L. Schultz*                      Trustee



         By: /s/ Anthony Pace                                     August 3, 2007
         -------------------------------
              Anthony Pace
              Attorney-in-Fact*

*Powers of Attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.